UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21774
                                                     ---------

                        First Trust Exchange-Traded Fund
                        --------------------------------

               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000
                                                    -------------------

Date of fiscal year end:  December 31
                          ------------------

Date of reporting period: September 30, 2010
                          --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

        The Schedule(s) of Investments are attached herewith.


FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

Portfolio of Investments (a)
September 30, 2010 (Unaudited)

SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 1.2%
    12,191  Applied Signal Technology, Inc.     $   303,312
    12,427  Herley Industries, Inc. (b)             205,046
     9,058  LMI Aerospace, Inc. (b)                 144,203
                                                -----------
                                                    652,561
                                                -----------

            AIR FREIGHT & LOGISTICS -- 0.2%
     7,170  Park-Ohio Holdings Corp. (b)             95,361
                                                -----------
            AUTO COMPONENTS -- 3.4%
    11,728  Dorman Products, Inc. (b)               361,457
    17,765  Drew Industries, Inc. (b)               370,578
    42,375  Modine Manufacturing Co. (b)            549,604
    19,042  Standard Motor Products, Inc.           200,512
    21,267  Superior Industries International,
              Inc.                                 367,494
                                                -----------
                                                  1,849,645
                                                -----------

            BEVERAGES -- 0.4%
     3,859  Coca-Cola Bottling Co.
              Consolidated                         204,257
                                                -----------

            BIOTECHNOLOGY -- 0.7%
    34,073  PROLOR Biotech, Inc. (b)                204,438
    44,741  ZIOPHARM Oncology, Inc. (b)             167,779
                                                -----------
                                                    372,217
                                                -----------

            BUILDING PRODUCTS -- 1.3%
    12,538  AAON, Inc.                              294,894
    16,071  Insteel Industries, Inc.                144,317
    12,781  Trex Co., Inc. (b)                      243,734
                                                -----------
                                                    682,945
                                                -----------

            CAPITAL MARKETS -- 0.9%
    44,381  BGC Partners, Inc., Class A             264,955
    37,431  TradeStation Group, Inc. (b)            246,296
                                                -----------
                                                    511,251
                                                -----------

            CHEMICALS -- 1.5%
     7,844  Hawkins, Inc.                           277,834
    10,219  Quaker Chemical Corp.                   332,731
    27,827  Spartech Corp. (b)                      228,460
                                                -----------
                                                    839,025
                                                -----------

            COMMERCIAL BANKS -- 16.8%
    10,404  Arrow Financial Corp.                   260,932
    69,669  Boston Private Financial Holdings,
               Inc.                                 455,635
    26,321  Cardinal Financial Corp.                252,945
    36,558  Center Financial Corp. (b)              186,080
    14,462  City Holding Co.                        443,550
    33,690  CoBiz Financial, Inc.                   187,316
    12,501  Community Trust Bancorp, Inc.           338,652
    17,596  Danvers Bancorp, Inc.                   269,747
    16,808  Eagle Bancorp, Inc. (b)                 192,956
    15,228  First Bancorp.                          207,405
    52,748  First Busey Corp.                       240,003


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            COMMERCIAL BANKS (CONTINUED)
    72,696  First Commonwealth Financial Corp.  $   396,193
    10,066  First Financial Corp.                   296,947
    23,254  First Merchants Corp.                   177,428
     6,679  First of Long Island (The) Corp.        166,842
    13,509  Lakeland Financial Corp.                252,078
    12,304  Metro Bancorp, Inc. (b)                 127,839
    22,946  Renasant Corp.                          349,009
    11,018  S.Y. Bancorp, Inc.                      273,467
    21,978  Sandy Spring Bancorp, Inc.              340,659
    11,679  SCBT Financial Corp.                    364,268
    14,375  Simmons First National Corp.,
               Class A                              406,381
    17,764  Southwest Bancorp, Inc.                 230,399
    20,785  StellarOne Corp.                        264,385
    24,595  Sterling Bancorp                        213,731
     8,807  Suffolk Bancorp                         222,993
     7,578  Tompkins Financial Corp.                300,544
    25,624  TowneBank                               383,335
    17,545  Union First Market Bankshares
               Corp.                                229,138
    15,066  Univest Corp. of Pennsylvania           263,052
    21,234  Virginia Commerce Bancorp, Inc. (b)     103,197
    12,891  Washington Trust Bancorp, Inc.          246,476
    22,803  WesBanco, Inc.                          372,601
    73,375  West Coast Bancorp (b)                  167,295
                                                -----------
                                                  9,183,478
                                                -----------

            COMMERCIAL SERVICES & SUPPLIES --  1.5%
     9,434  Consolidated Graphics, Inc. (b)         391,039
    11,295  Schawk, Inc.                            208,506
    14,211  Standard Parking Corp. (b)              243,008
                                                -----------
                                                    842,553
                                                -----------

            COMMUNICATIONS EQUIPMENT -- 1.0%
    13,530  Anaren, Inc. (b)                        227,169
     5,967  Calix, Inc. (b)                          85,686
    40,055  Symmetricom, Inc. (b)                   229,114
                                                -----------
                                                    541,969
                                                -----------

            CONSTRUCTION & ENGINEERING -- 1.5%
    53,255  Great Lakes Dredge & Dock Corp.         309,411
     7,526  Michael Baker Corp. (b)                 248,057
    16,784  MYR Group, Inc. (b)                     275,090
                                                -----------
                                                    832,558
                                                -----------

            DIVERSIFIED CONSUMER SERVICES -- 1.5%
    74,993  Stewart Enterprises, Inc., Class A      404,212


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

September 30, 2010 (Unaudited)

SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            DIVERSIFIED CONSUMER SERVICES
              (CONTINUED)
    22,099  Universal Technical Institute,     $    432,036
              Inc.                              -----------
                                                    836,248
                                                -----------

            DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 1.4%
    40,481  Alaska Communications Systems
               Group, Inc.                          410,882
    27,977  Cbeyond, Inc. (b)                       358,945
                                                -----------
                                                    769,827
                                                -----------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 3.9%
     6,760  CPI International, Inc. (b)              94,640
    30,820  CTS Corp.                               296,488
    12,332  DDi Corp.                               113,948
    23,387  Electro Scientific Industries,
               Inc. (b)                             259,829
    12,462  Keithley Instruments, Inc.              268,058
    74,346  KEMET Corp. (b)                         248,316
    33,725  Methode Electronics, Inc.               306,223
    22,148  RadiSys Corp. (b)                       208,634
    11,738  Spectrum Control, Inc. (b)              172,783
    37,478  Technitrol, Inc.                        165,278
                                                -----------
                                                  2,134,197
                                                -----------

            ENERGY EQUIPMENT & SERVICES -- 1.0%
    22,005  Basic Energy Services, Inc. (b)         187,483
    11,383  Gulf Island Fabrication, Inc.           207,170
    18,738  North American Energy Partners,
               Inc. (b)                             152,715
                                                -----------
                                                    547,368
                                                -----------

            FOOD PRODUCTS -- 1.1%
    11,699  Calavo Growers, Inc.                    253,634
    59,279  SunOpta, Inc. (b)                       361,009
                                                -----------
                                                    614,643
                                                -----------

            GAS UTILITIES -- 0.6%
     8,667  Chesapeake Utilities Corp.              313,919
                                                -----------

            HEALTH CARE EQUIPMENT & SUPPLIES
                --  3.9%
    47,214  Accuray, Inc. (b)                       293,671
    58,209  Alphatec Holdings, Inc. (b)             123,985
    22,324  AngioDynamics, Inc. (b)                 340,218
     8,916  Kensey Nash Corp. (b)                   257,583
    14,936  Medical Action Industries, Inc.
               (b)                                  135,171
    25,828  Merit Medical Systems, Inc. (b)         410,407
    25,980  Natus Medical, Inc. (b)                 378,529
    31,986  STAAR Surgical Co. (b)                  173,044
                                                -----------
                                                  2,112,608
                                                -----------


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------
            HEALTH CARE PROVIDERS & SERVICES -- 3.3%
    14,412  American Dental Partners, Inc. (b)  $   173,809
     9,279  Assisted Living Concepts, Inc.,
               Class A (b)                          282,453
    54,971  Clarient, Inc. (b)                      185,802
     6,461  CorVel Corp. (b)                        274,269
    11,375  Ensign Group (The), Inc.                204,181
     9,879  National Healthcare Corp.               366,214
    18,121  Rural/Metro Corp. (b)                   154,210
    10,643  U.S. Physical Therapy, Inc. (b)         177,951
                                                -----------
                                                  1,818,889
                                                -----------

            HOTELS, RESTAURANTS & LEISURE --   2.5%
    23,419  AFC Enterprises, Inc. (b)               290,395
    17,529  Ambassadors Group, Inc.                 198,779
    16,162  Isle of Capri Casinos, Inc. (b)         115,720
    19,055  Marcus (The) Corp.                      225,802
    27,685  Ruth's Hospitality Group, Inc. (b)      111,017
    49,152  Shuffle Master, Inc. (b)                413,368
                                                -----------
                                                  1,355,081
                                                -----------

            HOUSEHOLD DURABLES -- 2.1%
     5,956  Blyth, Inc.                             245,626
    24,842  Ethan Allen Interiors, Inc.             433,741
    32,876  Furniture Brands International,
               Inc. (b)                             176,873
    14,742  Libbey, Inc. (b)                        194,152
     7,853  Lifetime Brands, Inc. (b)               118,580
                                                -----------
                                                  1,168,972
                                                -----------

            INDUSTRIAL CONGLOMERATES -- 0.5%
    11,387  Standex International Corp.             275,452
                                                -----------

            INSURANCE -- 2.4%
   276,829  Ambac Financial Group, Inc. (b)         153,640
     7,166  American Physicians Capital, Inc.       297,103
    39,102  National Financial Partners Corp.
               (b)                                  495,422
    19,729  Presidential Life Corp.                 193,344
    15,655  Stewart Information Services Corp.      177,215
                                                -----------
                                                  1,316,724
                                                -----------

            INTERNET SOFTWARE & SERVICES --  0.9%
    47,479  Internap Network Services Corp. (b)     233,122
     9,165  QuinStreet, Inc. (b)                    137,750
     5,079  Travelzoo, Inc. (b)                     130,835
                                                -----------
                                                    501,707
                                                -----------

            IT SERVICES -- 0.5%
     6,777  NCI, Inc., Class A (b)                  128,221


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

September 30, 2010 (Unaudited)

SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            IT SERVICES (CONTINUED)
    13,621  Virtusa Corp. (b)                   $   131,987
                                                -----------
                                                    260,208
                                                -----------

            LEISURE EQUIPMENT & PRODUCTS -- 1.6%
    25,591  JAKKS Pacific, Inc. (b)                 451,425
    19,595  RC2 Corp. (b)                           410,515
                                                -----------
                                                    861,940
                                                -----------

            MACHINERY -- 6.0%
     7,645  Alamo Group, Inc.                       170,713
    24,432  Altra Holdings, Inc. (b)                359,883
    23,274  Commercial Vehicle Group, Inc. (b)      236,929
    18,788  Greenbrier (The) Cos., Inc. (b)         292,905
     5,069  Hawk Corp., Class A (b)                 219,336
    25,798  John Bean Technologies Corp.            415,606
    11,386  Kadant, Inc. (b)                        215,309
     9,291  L.B. Foster Co., Class A (b)            268,881
    11,431  Lindsay Corp.                           495,191
     9,939  Miller Industries, Inc.                 134,475
    12,281  Tecumseh Products Co., Class A (b)      140,863
     7,306  Thermadyne Holdings Corp. (b)           103,234
    14,958  TriMas Corp. (b)                        222,126
                                                -----------
                                                  3,275,451
                                                -----------

            MARINE -- 0.5%
     9,067  American Commercial Lines, Inc.
              (b)                                   252,788
                                                -----------

            MEDIA -- 1.2%
    28,612  E.W. Scripps (The) Co., Class A
               (b)                                  225,463
    14,172  Global Sources Ltd. (b)                 106,999
    39,303  Journal Communications, Inc.,
               Class A (b)                          177,256
    28,784  LIN TV Corp., Class A (b)               127,801
                                                -----------
                                                    637,519
                                                -----------

            METALS & MINING -- 1.8%
    47,702  General Moly, Inc. (b)                  174,589
    11,128  Haynes International, Inc.              388,590
    10,537  Noranda Aluminum Holding Corp. (b)       86,614
     8,736  Olympic Steel, Inc.                     200,840
     6,169  Universal Stainless & Alloy
               Products, Inc. (b)                   151,511
                                                -----------
                                                  1,002,144
                                                -----------

            MULTILINE RETAIL -- 1.3%
    11,583  Bon-Ton Stores (The), Inc. (b)          117,799
    33,643  Fred's, Inc., Class A                   396,988
    19,604  Retail Ventures, Inc. (b)               210,939
                                                -----------
                                                    725,726
                                                -----------


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------
            OIL, GAS & CONSUMABLE FUELS -- 1.6%
    52,471  Cheniere Energy, Inc. (b)           $   132,227
    42,593  Crosstex Energy, Inc. (b)               336,485
    50,792  PetroQuest Energy, Inc. (b)             309,323
    49,678  RAM Energy Resources, Inc. (b)           77,498
                                                -----------
                                                    855,533
                                                -----------

            PAPER & FOREST PRODUCTS -- 1.3%
    35,410  Buckeye Technologies, Inc.              520,881
    13,369  Neenah Paper, Inc.                      203,209
                                                -----------
                                                    724,090
                                                -----------

            PERSONAL PRODUCTS -- 1.8%
    23,867  Elizabeth Arden, Inc. (b)               477,101
    39,348  Prestige Brands Holdings, Inc. (b)      389,152
    11,677  Schiff Nutrition International,
               Inc.                                  95,751
                                                -----------
                                                    962,004
                                                -----------

            PHARMACEUTICALS -- 0.3%
    14,081  Obagi Medical Products, Inc. (b)        147,850
                                                -----------

            PROFESSIONAL SERVICES -- 1.8%
    45,485  CBIZ, Inc. (b)                          269,726
    25,775  Dolan (The), Co. (b)                    293,062
    12,525  Exponent, Inc. (b)                      420,715
                                                -----------
                                                    983,503
                                                -----------

            REAL ESTATE INVESTMENT TRUSTS -- 5.4%
    29,432  Associated Estates Realty Corp.         411,460
    52,400  CapLease, Inc.                          292,916
    13,407  Colony Financial, Inc.                  247,762
    51,954  Education Realty Trust, Inc.            371,471
    53,417  First Industrial Realty Trust,
               Inc. (b)                             270,824
    85,568  iStar Financial, Inc. (b)               261,838
    37,968  MPG Office Trust, Inc. (b)               94,920
    72,905  RAIT Financial Trust (b)                120,293
    47,955  Resource Capital Corp.                  304,514
   129,355  Strategic Hotels & Resorts, Inc.
               (b)                                  548,465
                                                -----------
                                                  2,924,463
                                                -----------

            ROAD & RAIL -- 1.0%
    13,989  Marten Transport Ltd.                   324,265
    14,540  Saia, Inc. (b)                          217,082
                                                -----------
                                                    541,347
                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 5.0%
    28,750  ATMI, Inc. (b)                          427,225
    28,404  AXT, Inc. (b)                           188,035
    21,210  DSP Group, Inc. (b)                     148,470
    33,587  Exar Corp. (b)                          201,186
    16,881  GSI Technology, Inc. (b)                 96,728
    22,768  IXYS Corp. (b)                          217,434


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

September 30, 2010 (Unaudited)

SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
   134,562  LTX-Credence Corp. (b)              $   281,235
    29,260  Mindspeed Technologies, Inc. (b)        227,350
    23,422  Pericom Semiconductor Corp. (b)         203,537
    48,735  Photronics, Inc. (b)                    257,808
    70,219  Silicon Image, Inc. (b)                 335,647
    19,827  Ultra Clean Holdings, Inc. (b)          170,909
                                                -----------
                                                  2,755,564
                                                -----------

            SOFTWARE -- 2.0%
    12,162  Interactive Intelligence, Inc. (b)      214,051
    43,864  Magma Design Automation, Inc. (b)       162,297
    21,522  Monotype Imaging Holdings, Inc.
               (b)                                  196,926
    10,039  Rosetta Stone, Inc. (b)                 213,229
    25,613  Sonic Solutions (b)                     291,476
                                                -----------
                                                  1,077,979
                                                -----------

            SPECIALTY RETAIL -- 4.0%
    29,471  Asbury Automotive Group, Inc. (b)       414,657
    17,456  Big 5 Sporting Goods Corp.              234,259
    38,579  Casual Male Retail Group, Inc. (b)      157,402
    13,613  Citi Trends, Inc. (b)                   329,571
    20,194  Lithia Motors, Inc., Class A            193,660
    50,052  Select Comfort Corp. (b)                339,353
     8,420  Shoe Carnival, Inc. (b)                 170,252
    24,879  Stein Mart, Inc. (b)                    219,682
    13,585  West Marine, Inc. (b)                   138,024
                                                -----------
                                                  2,196,860
                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
    13,156  Oxford Industries, Inc.                 312,850
    10,336  Perry Ellis International, Inc.
               (b)                                  225,841
    41,921  Unifi, Inc. (b)                         189,064
                                                -----------
                                                    727,755
                                                -----------

            THRIFTS & MORTGAGE FINANCE -- 3.0%
    12,752  Berkshire Hills Bancorp, Inc.           241,778
    28,657  Dime Community Bancshares, Inc.         396,899
    26,774  Flushing Financial Corp.                309,507
    14,025  OceanFirst Financial Corp.              172,087
    70,441  TrustCo Bank Corp. NY                   391,652
    14,392  ViewPoint Financial Group               133,126
                                                -----------
                                                  1,645,049
                                                -----------

            TRADING COMPANIES & DISTRIBUTORS -- 1.3%
    23,169  Aceto Corp.                             157,317
     8,372  DXP Enterprises, Inc. (b)               158,901
    15,108  Houston Wire & Cable Co.                151,533


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            TRADING COMPANIES & DISTRIBUTORS
               (CONTINUED)
    13,366  Titan Machinery, Inc. (b)           $   217,866
                                                -----------
                                                    685,617
                                                -----------

            WATER UTILITIES -- 1.0%
    14,213  Middlesex Water Co.                     239,347
    12,020  SJW Corp.                               296,053
                                                -----------
                                                    535,400
                                                -----------

            WIRELESS TELECOMMUNICATION
                SERVICES -- 0.7%
    21,566  Shenandoah Telecommunications Co.       391,854
                                                -----------

            TOTAL INVESTMENTS -- 99.9%           54,544,099
             (Cost $51,439,455) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                     68,112
                                                -----------
            NET ASSETS -- 100.0%                $54,612,211
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)        Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,289,014 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,184,370.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $54,544,099      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND

Portfolio of Investments (a)
September 30, 2010 (Unaudited)


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            COMMON STOCKS -- 99.9%
            CHEMICALS -- 3.0%
    56,263  E.I. du Pont de Nemours & Co.       $ 2,510,455
     4,617  Olin Corp.                               93,079
     9,241  RPM International, Inc.                 184,080
                                                -----------
                                                  2,787,614
                                                -----------

            COMMERCIAL BANKS -- 0.8%
     8,068  BancorpSouth, Inc.                      114,404
     3,045  Bank of Hawaii Corp.                    136,781
     2,309  Community Bank System, Inc.              53,130
     2,085  NBT Bancorp, Inc.                        46,016
     1,197  Park National Corp.                      76,656
     3,401  United Bankshares, Inc.                  84,651
    14,423  Valley National Bancorp                 186,057
                                                -----------
                                                    697,695
                                                -----------

            COMMERCIAL SERVICES & SUPPLIES --   2.1%
     2,569  Healthcare Services Group, Inc.          58,547
     2,097  Mine Safety Appliances Co.               56,829
    24,091  Pitney Bowes, Inc.                      515,066
    20,698  R.R. Donnelley & Sons Co.               351,038
    27,076  Waste Management, Inc.                  967,696
                                                -----------
                                                  1,949,176
                                                -----------

            DISTRIBUTORS -- 0.5%
     9,846  Genuine Parts Co.                       439,033
                                                -----------

            DIVERSIFIED CONSUMER SERVICES -- 0.3%
    25,049  H&R Block, Inc.                         324,385
                                                -----------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 21.8%
   321,875  AT&T, Inc.                            9,205,625
    37,778  CenturyLink, Inc.                     1,490,720
   286,252  Verizon Communications, Inc.          9,328,953
                                                -----------
                                                 20,025,298
                                                -----------

            ELECTRIC UTILITIES -- 15.7%
     2,337  ALLETE, Inc.                             85,137
    35,810  American Electric Power Co., Inc.     1,297,396
     3,357  Cleco Corp.                              99,434
     9,097  DPL, Inc.                               237,705
    17,885  Edison International                    615,065
     4,208  Empire District Electric (The) Co.       84,791
    13,070  Entergy Corp.                         1,000,247
    53,447  Exelon Corp.                          2,275,773
    29,750  FirstEnergy Corp.                     1,146,565
     7,997  Hawaiian Electric Industries, Inc.      180,252
     1,451  MGE Energy, Inc.                         57,445
    24,459  NextEra Energy, Inc.                  1,330,325
     9,776  Northeast Utilities                     289,076
     3,133  Otter Tail Corp.                         63,882
    21,436  Pepco Holdings, Inc.                    398,710


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            ELECTRIC UTILITIES (CONTINUED)
     8,346  Pinnacle West Capital Corp.         $   344,440
    31,971  PPL Corp.                               870,570
    26,121  Progress Energy, Inc.                 1,160,295
    65,321  Southern Co.                          2,432,554
     3,128  UIL Holdings Corp.                       88,085
     2,758  Unisource Energy Corp.                   92,200
     9,197  Westar Energy, Inc.                     222,843
                                                -----------
                                                 14,372,790
                                                -----------

            FOOD PRODUCTS -- 3.3%
       757  Cal-Maine Foods, Inc.                    21,938
    97,394  Kraft Foods, Inc., Class A            3,005,579
                                                -----------
                                                  3,027,517
                                                -----------

            GAS UTILITIES -- 1.6%
     5,840  AGL Resources, Inc.                     224,022
     7,025  Atmos Energy Corp.                      205,481
     1,575  Laclede Group (The), Inc.                54,212
     2,411  New Jersey Resources Corp.               94,560
     3,031  Nicor, Inc.                             138,880
     6,622  ONEOK, Inc.                             298,255
     4,367  Piedmont Natural Gas Co., Inc.          126,643
     6,277  UGI Corp.                               179,585
     3,371  WGL Holdings, Inc.                      127,356
                                                -----------
                                                  1,448,994
                                                -----------

            HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
     2,633  Meridian Bioscience, Inc.                57,610
                                                -----------

            HOUSEHOLD DURABLES -- 0.6%
     9,705  Garmin Ltd.                             294,547
    11,742  Leggett & Platt, Inc.                   267,248
                                                -----------
                                                    561,795
                                                -----------

            HOUSEHOLD PRODUCTS -- 1.9%
    26,857  Kimberly-Clark Corp.                  1,747,048
                                                -----------

            INSURANCE -- 1.2%
     8,188  Arthur J. Gallagher & Co.               215,918
    13,557  Cincinnati Financial Corp.              391,119
     1,658  Erie Indemnity Co., Class A              92,947
       819  Harleysville Group, Inc.                 26,855
     2,548  Mercury General Corp.                   104,137
    20,235  Old Republic International Corp.        280,255
                                                -----------
                                                  1,111,231
                                                -----------

            IT SERVICES -- 0.9%
     7,735  CoreLogic, Inc.                         148,203
    25,306  Paychex, Inc.                           695,662
                                                -----------
                                                    843,865
                                                -----------

            MARINE -- 0.1%
     2,403  Alexander & Baldwin, Inc.                83,720
                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND

September 30, 2010 (Unaudited)

SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MULTI-UTILITIES -- 10.4%
     7,788  Alliant Energy Corp.                 $  283,094
     4,244  Avista Corp.                             88,615
     2,928  Black Hills Corp.                        91,354
    30,742  CenterPoint Energy, Inc.                483,264
    22,611  Consolidated Edison, Inc.             1,090,302
    40,416  Dominion Resources, Inc.              1,764,562
    12,060  DTE Energy Co.                          553,916
     6,679  Integrys Energy Group, Inc.             347,709
    24,319  NiSource, Inc.                          423,151
     2,812  NorthWestern Corp.                       80,142
     7,158  NSTAR                                   281,667
     5,717  OGE Energy Corp.                        227,937
    24,476  PG&E Corp.                            1,111,700
    35,533  Public Service Enterprise Group,
               Inc.                               1,175,432
     8,557  SCANA Corp.                             345,018
    15,603  TECO Energy, Inc.                       270,244
     7,169  Vectren Corp.                           185,462
    32,518  Xcel Energy, Inc.                       746,938
                                                -----------
                                                  9,550,507
                                                -----------

            OIL, GAS & CONSUMABLE FUELS -- 15.4%
   111,419  Chevron Corp.                         9,030,510
    89,745  ConocoPhillips                        5,154,055
                                                -----------
                                                 14,184,565
                                                -----------

            PAPER & FOREST PRODUCTS -- 0.3%
    10,734  MeadWestvaco Corp.                      261,695
                                                -----------

            PHARMACEUTICALS -- 15.9%
   132,815  Bristol-Myers Squibb Co.              3,600,615
    87,881  Eli Lilly & Co.                       3,210,293
   211,125  Merck & Co., Inc.                     7,771,511
                                                -----------
                                                 14,582,419
                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.0%
    24,767  Maxim Integrated Products, Inc.         458,437
    13,838  Microchip Technology, Inc.              435,205
                                                -----------
                                                    893,642
                                                -----------

            SPECIALTY RETAIL -- 0.2%
    10,754  Foot Locker, Inc.                       156,256
                                                -----------

            THRIFTS & MORTGAGE FINANCE -- 1.5%
    16,488  First Niagara Financial Group,
               Inc.                                 192,085
    38,865  Hudson City Bancorp, Inc.               476,485
    42,266  New York Community Bancorp, Inc.        686,823
     3,309  Provident Financial Services, Inc.       40,899
                                                -----------
                                                  1,396,292
                                                -----------


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            TOBACCO -- 1.2%
    17,103  Reynolds American, Inc.              $1,015,747
     1,953  Universal Corp.                          78,296
                                                -----------
                                                  1,094,043
                                                -----------

            TRADING COMPANIES & DISTRIBUTORS -- 0.1%
     2,495  GATX Corp.                               73,153
                                                -----------

            TOTAL INVESTMENTS -- 99.9%           91,670,343
             (Cost $85,133,762) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                     98,252
                                                -----------
            NET ASSETS -- 100.0%                $91,768,595
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,809,441 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $272,860.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $91,670,343      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

Portfolio of Investments (a)
September 30, 2010 (Unaudited)

SHARES     DESCRIPTION                               VALUE
-----------------------------------------------------------

           COMMON STOCKS -- 99.9%
           AEROSPACE & DEFENSE -- 1.6%
    1,147  DigitalGlobe, Inc. (b)               $    34,869
    3,576  Spirit AeroSystems Holdings, Inc.,
              Class A (b)                            71,270
    1,240  TransDigm Group, Inc.                     76,942
                                                -----------
                                                    183,081
                                                -----------

           AUTOMOBILES -- 0.4%
    2,390  Tesla Motors, Inc. (b)                    48,421
                                                -----------

           BEVERAGES -- 1.8%
    6,003  Dr. Pepper Snapple Group, Inc.           213,227
                                                -----------

           BIOTECHNOLOGY -- 0.6%
    3,094  Talecris Biotherapeutics Holdings
              Corp. (b)                              70,791
                                                -----------

           CAPITAL MARKETS -- 1.6%
    1,480  Artio Global Investors, Inc.              22,644
    3,719  MF Global Holdings Ltd. (b)               26,777
    9,116  Och-Ziff Capital Management Group
              LLC, Class A                          135,828
                                                -----------
                                                    185,249
                                                -----------

           CHEMICALS -- 0.2%
    1,039  STR Holdings, Inc. (b)                    22,380
                                                -----------

           COMMERCIAL SERVICES & SUPPLIES --
              0.5%
      619  EnerNOC, Inc. (b)                         19,443
    3,386  KAR Auction Services, Inc. (b)            42,697
                                                -----------
                                                     62,140
                                                -----------

           COMMUNICATIONS EQUIPMENT -- 0.4%
    2,328  Aruba Networks, Inc. (b)                  49,680
                                                -----------

           COMPUTERS & PERIPHERALS -- 0.4%
    1,554  Netezza Corp. (b)                         41,880
                                                -----------

           CONSTRUCTION & ENGINEERING -- 1.4%
    2,918  Aecom Technology Corp. (b)                70,791
    3,927  KBR, Inc.                                 96,761
                                                -----------
                                                    167,552
                                                -----------

           CONSUMER FINANCE -- 2.4%
   13,671  Discover Financial Services              228,032
    1,024  Green Dot Corp., Class A (b)              49,644
                                                -----------
                                                    277,676
                                                -----------

           DIVERSIFIED CONSUMER SERVICES --  0.4%
    3,590  Education Management Corp. (b)            52,701
                                                -----------

           DIVERSIFIED FINANCIAL SERVICES -- 1.3%
    2,577  CBOE Holdings, Inc.                       51,643


SHARES     DESCRIPTION                               VALUE
-----------------------------------------------------------

           DIVERSIFIED FINANCIAL SERVICES
              (CONTINUED)
    2,960  MSCI, Inc., Class A (b)              $    98,302
                                                -----------
                                                    149,945
                                                -----------

           ELECTRIC UTILITIES -- 0.7%
    1,260  ITC Holdings Corp.                        78,435
                                                -----------

           ELECTRICAL EQUIPMENT -- 1.4%
    2,622  A123 Systems, Inc. (b)                    23,520
    1,697  Generac Holdings, Inc. (b)                23,147
    1,118  Polypore International, Inc. (b)          33,719
    4,299  Sensata Technologies Holding N.V.
              (b)                                    84,948
                                                -----------
                                                    165,334
                                                -----------

           ELECTRONIC EQUIPMENT, INSTRUMENTS &
              COMPONENTS -- 2.8%
   11,232  Tyco Electronics Ltd.                    328,199
                                                -----------

           ENERGY EQUIPMENT & SERVICES -- 0.6%
    2,034  Dresser-Rand Group, Inc. (b)              75,034
                                                -----------

           FOOD PRODUCTS -- 2.7%
    2,217  Dole Food Co., Inc. (b)                   20,286
    5,140  Mead Johnson Nutrition Co.               292,517
                                                -----------
                                                    312,803
                                                -----------

           HEALTH CARE EQUIPMENT & SUPPLIES -- 4.6%
   12,597  Covidien PLC                             506,274
    1,478  Masimo Corp.                              40,364
                                                -----------
                                                    546,638
                                                -----------

           HEALTH CARE PROVIDERS & SERVICES -- 0.8%
    2,288  Accretive Health, Inc. (b)                24,779
    2,898  Emdeon, Inc., Class A (b)                 35,297
    4,021  Select Medical Holdings Corp. (b)         30,962
                                                -----------
                                                     91,038
                                                -----------

           HEALTH CARE TECHNOLOGY -- 0.3%
    1,436  MedAssets, Inc. (b)                       30,214
                                                -----------
           HOTELS, RESTAURANTS & LEISURE -- 4.5%
    3,415  Burger King Holdings, Inc.                81,550
    4,370  Hyatt Hotels Corp., Class A (b)          163,394
    4,371  Tim Hortons, Inc.                        159,148
    4,489  Wyndham Worldwide Corp.                  123,313
                                                -----------
                                                    527,405
                                                -----------
           INSURANCE -- 2.1%
    1,268  Allied World Assurance Holdings Co.
              Ltd.                                   71,756


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

September 30, 2010 (Unaudited)


SHARES     DESCRIPTION                               VALUE
-----------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           INSURANCE (CONTINUED)
    2,378  OneBeacon Insurance Group Ltd.,
              Class A                           $    33,982
    1,828  Primerica, Inc.                           37,181
    2,970  Symetra Financial Corp.                   31,066
    2,794  Validus Holdings Ltd.                     73,650
                                                -----------
                                                    247,635
                                                -----------

           INTERNET & CATALOG RETAIL -- 0.4%
    1,446  HSN, Inc. (b)                             43,235
                                                -----------

           INTERNET SOFTWARE & SERVICES -- 1.5%
    1,068  Ancestry.com, Inc. (b)                    24,308
    2,682  AOL, Inc. (b)                             66,379
    3,140  Rackspace Hosting, Inc. (b)               81,577
                                                -----------
                                                    172,264
                                                -----------

           IT SERVICES -- 17.2%
    3,185  Broadridge Financial Solutions,
              Inc.                                   72,841
    5,513  Genpact Ltd. (b)                          97,745
    9,340  SAIC, Inc. (b)                           149,253
    4,204  Teradata Corp. (b)                       162,106
   16,788  Visa, Inc., Class A                    1,246,677
   16,589  Western Union Co.                        293,128
                                                -----------
                                                  2,021,750
                                                -----------

           MACHINERY -- 0.6%
    1,619  WABCO Holdings, Inc. (b)                  67,901
                                                -----------

           MEDIA -- 6.2%
    2,850  Cinemark Holdings, Inc.                   45,885
    4,179  Scripps Networks Interactive, Class A    198,837
    8,929  Time Warner Cable, Inc.                  482,077
                                                -----------
                                                    726,799
                                                -----------

           METALS & MINING -- 0.5%
    2,042  Molycorp, Inc. (b)                        57,768
                                                -----------

           MULTILINE RETAIL -- 2.1%
    8,569  Dollar General Corp. (b)                 250,643
                                                -----------

           OIL, GAS & CONSUMABLE FUELS -- 9.2%
    1,630  Clean Energy Fuels Corp. (b)              23,163
    8,951  Cobalt International Energy, Inc.
              (b)                                    85,482
    2,301  Concho Resources, Inc. (b)               152,257
    4,271  Continental Resources, Inc. (b)          198,004
    1,450  Duncan Energy Partners L.P. (c)           45,240
    5,344  EXCO Resources, Inc.                      79,465
    2,317  Oasis Petroleum, Inc. (b)                 44,880
    2,286  Patriot Coal Corp. (b)                    26,083
   10,041  SandRidge Energy, Inc. (b)                57,033
   16,285  Spectra Energy Corp.                     367,227
                                                -----------
                                                  1,078,834
                                                -----------


SHARES     DESCRIPTION                               VALUE
-----------------------------------------------------------


           PHARMACEUTICALS -- 1.2%
    6,339  Warner Chilcott PLC, Class A         $   142,247
                                                -----------

           PROFESSIONAL SERVICES -- 2.0%
    1,610  IHS, Inc., Class A (b)                   109,480
    4,497  Verisk Analytics, Inc., Class A (b)      125,961
                                                -----------
                                                    235,441
                                                -----------

           REAL ESTATE INVESTMENT TRUSTS -- 0.3%
    1,489  DuPont Fabros Technology, Inc.            37,448
                                                -----------

           ROAD & RAIL -- 0.9%
   10,346  Hertz Global Holdings, Inc. (b)          109,564
                                                -----------

           SEMICONDUCTORS & SEMICONDUCTOR
             EQUIPMENT -- 3.2%
    1,124  Cavium Networks, Inc. (b)                 32,326
    2,150  First Solar, Inc. (b)                    316,803
    3,619  GT Solar International, Inc. (b)          30,291
                                                -----------
                                                    379,420
                                                -----------

           SOFTWARE -- 3.6%
      866  ArcSight, Inc. (b)                        37,723
    1,085  CommVault Systems, Inc. (b)               28,243
    1,695  Fortinet, Inc. (b)                        42,375
    1,591  NetSuite, Inc. (b)                        37,500
    1,938  QLIK Technologies, Inc. (b)               42,733
    1,209  RealD, Inc. (b)                           22,354
    1,566  RealPage, Inc. (b)                        29,879
    1,708  Solarwinds, Inc. (b)                      29,480
    1,761  Solera Holdings, Inc.                     77,766
    1,806  SS&C Technologies Holdings, Inc.
              (b)                                    28,535
    1,819  SuccessFactors, Inc. (b)                  45,675
                                                -----------
                                                    422,263
                                                -----------

           SPECIALTY RETAIL -- 0.9%
    2,230  Express, Inc. (b)                         33,918
      990  hhgregg, Inc. (b)                         24,513
    1,602  J. Crew Group, Inc. (b)                   53,859
                                                -----------
                                                    112,290
                                                -----------

           TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
    2,404  Hanesbrands, Inc. (b)                     62,168
                                                -----------

           TOBACCO -- 12.4%
    3,813  Lorillard, Inc.                          306,222
   20,540  Philip Morris International, Inc.      1,150,651
                                                -----------
                                                  1,456,873
                                                -----------

           TRADING COMPANIES & DISTRIBUTORS -- 0.3%
    1,206  Textainer Group Holdings Ltd.             32,248
                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

September 30, 2010 (Unaudited)

SHARES     DESCRIPTION                               VALUE
-----------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           WATER UTILITIES -- 0.9%
    4,390  American Water Works Co., Inc.       $   102,155
                                                -----------

           WIRELESS TELECOMMUNICATION SERVICES -- 2.5%
   24,768  Clearwire Corp., Class A (b)             200,373
    8,893  MetroPCS Communications, Inc. (b)         93,021
                                                -----------
                                                    293,394
                                                -----------

           TOTAL INVESTMENTS -- 99.9%            11,732,163
            (Cost $11,166,200) (d)
           NET OTHER ASSETS AND
            LIABILITIES -- 0.1%                       8,634
                                                -----------
           NET ASSETS -- 100.0%                 $11,740,797
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Master Limited Partnership ("MLP").
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,347,335 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $781,372.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $11,732,163      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

Portfolio of Investments (a)
September 30, 2010 (Unaudited)

SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AIR FREIGHT & LOGISTICS -- 2.0%
     8,109  C.H. Robinson Worldwide, Inc.       $   566,981
    12,550  Expeditors International of
               Washington, Inc.                     580,187
                                                -----------
                                                  1,147,168
                                                -----------

            BIOTECHNOLOGY -- 6.9%
    10,055  Amgen, Inc. (b)                         554,131
     9,584  Biogen Idec, Inc. (b)                   537,854
    10,041  Celgene Corp. (b)                       578,462
     8,912  Cephalon, Inc. (b)                      556,465
     7,920  Genzyme Corp. (b)                       560,657
    16,074  Gilead Sciences, Inc. (b)               572,395
    15,312  Vertex Pharmaceuticals, Inc. (b)        529,336
                                                -----------
                                                  3,889,300
                                                -----------

            CHEMICALS -- 1.0%
     9,427  Sigma-Aldrich Corp.                     569,202
                                                -----------

            COMMERCIAL SERVICES & SUPPLIES -- 2.0%
    20,045  Cintas Corp.                            552,240
     7,934  Stericycle, Inc. (b)                    551,254
                                                -----------
                                                  1,103,494
                                                -----------

            COMMUNICATIONS EQUIPMENT -- 3.0%
    25,345  Cisco Systems, Inc. (b)                 555,056
    13,053  QUALCOMM, Inc.                          588,951
    11,902  Research In Motion Ltd. (b)             579,508
                                                -----------
                                                  1,723,515
                                                -----------

            COMPUTERS & PERIPHERALS -- 6.1%
     2,015  Apple, Inc. (b)                         571,756
    44,549  Dell, Inc. (b)                          577,355
    36,090  Logitech International S.A. (b)         627,966
    11,318  NetApp, Inc. (b)                        563,523
    14,537  SanDisk Corp. (b)                       532,781
    49,694  Seagate Technology (b)                  585,396
                                                -----------
                                                  3,458,777
                                                -----------

            CONSTRUCTION & ENGINEERING -- 1.0%
    22,973  Foster Wheeler AG (b)                   561,920
                                                -----------

            DIVERSIFIED CONSUMER SERVICES -- 1.0%
    11,293  Apollo Group, Inc., Class A (b)         579,896
                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 2.0%
   100,191  Flextronics International Ltd. (b)      605,153
    20,361  FLIR Systems, Inc. (b)                  523,278
                                                -----------
                                                  1,128,431
                                                -----------


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            FOOD & STAPLES RETAILING -- 1.0%
     9,057  Costco Wholesale Corp.              $   584,086
                                                -----------

            HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
    18,116  DENTSPLY International, Inc.            579,169
    33,600  Hologic, Inc. (b)                       537,936
     1,875  Intuitive Surgical, Inc. (b)            532,012
                                                -----------
                                                  1,649,117
                                                -----------

            HEALTH CARE PROVIDERS & SERVICES -- 3.1%
    11,978  Express Scripts, Inc. (b)               583,329
     9,851  Henry Schein, Inc. (b)                  577,071
    20,428  Patterson Cos., Inc.                    585,262
                                                -----------
                                                  1,745,662
                                                -----------

            HEALTH CARE TECHNOLOGY -- 1.0%
     7,009  Cerner Corp. (b)                        588,686
                                                -----------

            HOTELS, RESTAURANTS & LEISURE -- 1.9%
    21,709  Starbucks Corp.                         555,316
     6,039  Wynn Resorts Ltd.                       524,004
                                                -----------
                                                  1,079,320
                                                -----------

            HOUSEHOLD DURABLES -- 1.0%
    18,726  Garmin Ltd.                             568,334
                                                -----------

            INTERNET & CATALOG RETAIL -- 4.1%
     3,743  Amazon.com, Inc. (b)                    587,876
    19,312  Expedia, Inc.                           544,791
    44,052  Liberty Media Corp. - Interactive,
               Class A (b)                          603,953
     1,656  priceline.com, Inc. (b)                 576,851
                                                -----------
                                                  2,313,471
                                                -----------

            INTERNET SOFTWARE & SERVICES -- 5.2%
     6,471  Baidu, Inc., ADR (b)                    664,054
    22,872  eBay, Inc. (b)                          558,077
     1,131  Google, Inc., Class A (b)               594,668
    17,670  VeriSign, Inc. (b)                      560,846
    39,760  Yahoo!, Inc. (b)                        563,399
                                                -----------
                                                  2,941,044
                                                -----------

            IT SERVICES -- 5.0%
    13,429  Automatic Data Processing, Inc.         564,421
     8,657  Cognizant Technology Solutions
               Corp., Class A (b)                   558,117
    10,365  Fiserv, Inc. (b)                        557,844
     8,530  Infosys Technologies Ltd., ADR          574,154
    21,391  Paychex, Inc.                           588,039
                                                -----------
                                                  2,842,575
                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

September 30, 2010 (Unaudited)

SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            LEISURE EQUIPMENT & PRODUCTS -- 1.0%
    24,549  Mattel, Inc.                        $   575,920
                                                -----------

            LIFE SCIENCES TOOLS & SERVICES -- 2.9%
    11,493  Illumina, Inc. (b)                      565,456
    11,934  Life Technologies Corp. (b)             557,198
    29,525  QIAGEN N.V. (b)                         523,774
                                                -----------
                                                  1,646,428
                                                -----------

            MACHINERY -- 2.1%
     8,257  Joy Global, Inc.                        580,632
    12,199  PACCAR, Inc.                            587,382
                                                -----------
                                                  1,168,014
                                                -----------

            MEDIA -- 5.0%
    31,447  Comcast Corp., Class A                  568,562
    13,313  DIRECTV, Class A (b)                    554,220
    29,605  DISH Network Corp., Class A             567,232
    41,056  News Corp., Class A                     536,191
    25,555  Virgin Media, Inc.                      588,276
                                                -----------
                                                  2,814,481
                                                -----------

            MULTILINE RETAIL -- 1.1%
     8,306  Sears Holdings Corp. (b)                599,195
                                                -----------

            PHARMACEUTICALS -- 2.9%
    30,531  Mylan, Inc. (b)                         574,288
    10,379  Teva Pharmaceutical Industries
               Ltd., ADR                            547,493
    24,291  Warner Chilcott PLC, Class A            545,090
                                                -----------
                                                  1,666,871
                                                -----------

            ROAD & RAIL -- 1.0%
    15,742  J.B. Hunt Transport Services, Inc.      546,247
                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 13.3%
    19,328  Altera Corp.                            582,932
    50,326  Applied Materials, Inc.                 587,808
    16,282  Broadcom Corp., Class A                 576,220
     3,830  First Solar, Inc. (b)                   564,350
    29,477  Intel Corp.                             566,843
    17,876  KLA-Tencor Corp.                        629,771
    14,173  Lam Research Corp. (b)                  593,140
    17,593  Linear Technology Corp.                 540,633
    30,957  Marvell Technology Group Ltd. (b)       542,057
    32,805  Maxim Integrated Products, Inc.         607,221
    18,675  Microchip Technology, Inc.              587,329
    52,514  NVIDIA Corp. (b)                        613,364
    20,986  Xilinx, Inc.                            558,437
                                                -----------
                                                  7,550,105
                                                -----------

            SOFTWARE -- 11.6%
    51,348  Activision Blizzard, Inc.               555,585


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            SOFTWARE (CONTINUED)
    16,936  Adobe Systems, Inc. (b)             $   442,877
    17,026  Autodesk, Inc. (b)                      544,321
    14,082  BMC Software, Inc. (b)                  570,039
    27,142  CA, Inc.                                573,239
    15,824  Check Point Software Technologies
               Ltd. (b)                             584,380
     8,139  Citrix Systems, Inc. (b)                555,406
    34,137  Electronic Arts, Inc. (b)               560,871
    12,398  Intuit, Inc. (b)                        543,157
    22,008  Microsoft Corp.                         538,976
    20,212  Oracle Corp.                            542,692
    37,053  Symantec Corp. (b)                      562,094
                                                -----------
                                                  6,573,637
                                                -----------

            SPECIALTY RETAIL -- 5.0%
    13,496  Bed Bath & Beyond, Inc. (b)             585,861
    10,688  O'Reilly Automotive, Inc. (b)           568,601
    10,295  Ross Stores, Inc.                       562,313
    28,478  Staples, Inc.                           595,760
    16,288  Urban Outfitters, Inc. (b)              512,095
                                                -----------
                                                  2,824,630
                                                -----------

            TRADING COMPANIES & DISTRIBUTORS -- 1.0%
    10,775  Fastenal Co.                            573,122
                                                -----------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 2.9%
     5,634  Millicom International Cellular
               S.A.                                 540,582
    13,417  NII Holdings, Inc. (b)                  551,439
    21,939  Vodafone Group PLC, ADR                 544,307
                                                -----------
                                                  1,636,328
                                                -----------

            TOTAL INVESTMENTS -- 100.0%          56,648,976
             (Cost $54,848,333) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     16,465
                                                -----------
            NET ASSETS -- 100.0%                $56,665,441
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,122,396 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,321,753.

ADR - American Depositary Receipt



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

September 30, 2010 (Unaudited)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $56,648,976      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

Portfolio of Investments (a)
September 30, 2010 (Unaudited)

SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            COMMON STOCKS -- 100.0%
            COMMUNICATIONS EQUIPMENT -- 7.9%
   321,386  Cisco Systems, Inc. (b)             $ 7,038,353
   165,512  QUALCOMM, Inc.                        7,467,902
   150,885  Research In Motion Ltd. (b)           7,346,591
                                                -----------
                                                 21,852,846
                                                -----------

            COMPUTERS & PERIPHERALS -- 15.9%
    25,568  Apple, Inc. (b)                       7,254,920
   564,888  Dell, Inc. (b)                        7,320,949
   457,670  Logitech International S.A. (b)       7,963,458
   143,493  NetApp, Inc. (b)                      7,144,516
   184,379  SanDisk Corp. (b)                     6,757,490
   630,163  Seagate Technology (b)                7,423,320
                                                -----------
                                                 43,864,653
                                                -----------

            HEALTH CARE TECHNOLOGY -- 2.7%
    88,876  Cerner Corp. (b)                      7,464,695
                                                -----------

            INTERNET SOFTWARE & SERVICES -- 11.0%
    82,045  Baidu, Inc., ADR (b)                  8,419,458
    14,362  Google, Inc., Class A (b)             7,551,396
   224,066  VeriSign, Inc. (b)                    7,111,855
   504,177  Yahoo!, Inc. (b)                      7,144,188
                                                -----------
                                                 30,226,897
                                                -----------
            IT SERVICES -- 5.2%
   109,792  Cognizant Technology Solutions
               Corp., Class A (b)                 7,078,290
   108,152  Infosys Technologies Ltd., ADR        7,279,711
                                                -----------
                                                 14,358,001
                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 32.2%
   245,054  Altera Corp.                          7,390,829
   638,117  Applied Materials, Inc.               7,453,207
   206,461  Broadcom Corp., Class A               7,306,655
   373,800  Intel Corp.                           7,188,174
   226,684  KLA-Tencor Corp.                      7,986,077
   179,761  Lam Research Corp. (b)                7,522,998
   223,076  Linear Technology Corp.               6,855,125
   392,569  Marvell Technology Group Ltd. (b)     6,873,883
   416,000  Maxim Integrated Products, Inc.       7,700,160
   236,853  Microchip Technology, Inc.            7,449,027
   665,898  NVIDIA Corp. (b)                      7,777,689
   266,132  Xilinx, Inc.                          7,081,772
                                                -----------
                                                 88,585,596
                                                -----------

            SOFTWARE -- 25.1%
   214,722  Adobe Systems, Inc. (b)               5,614,980
   215,916  Autodesk, Inc. (b)                    6,902,835


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            SOFTWARE (CONTINUED)
   178,567  BMC Software, Inc. (b)             $  7,228,392
   344,209  CA, Inc.                              7,269,694
   200,627  Check Point Software Technologies
               Ltd. (b)                           7,409,155
   103,195  Citrix Systems, Inc. (b)              7,042,027
   157,198  Intuit, Inc. (b)                      6,886,844
   279,100  Microsoft Corp.                       6,835,159
   256,351  Oracle Corp.                          6,883,024
   469,885  Symantec Corp. (b)                    7,128,156
                                               ------------
                                                 69,200,266
                                               ------------

            TOTAL INVESTMENTS -- 100.0%         275,552,954
             (Cost $267,925,585) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    109,101
                                               ------------
            NET ASSETS -- 100.0%               $275,662,055
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)        Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,357,511 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,730,142.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*       $275,552,954      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND

Portfolio of Investments (a)
September 30, 2010 (Unaudited)

SHARES        DESCRIPTION                            VALUE
-----------------------------------------------------------

              COMMON STOCKS -- 100.1%
              BIOTECHNOLOGY -- 71.6%
     144,331  Alexion Pharmaceuticals, Inc.
                 (b)                           $  9,289,143
     139,531  Amgen, Inc. (b)                     7,689,553
     394,163  Amylin Pharmaceuticals, Inc.
                 (b)                              8,218,299
     140,328  Biogen Idec, Inc. (b)               7,875,207
   1,162,675  Celera Corp. (b)                    7,836,430
     139,930  Celgene Corp. (b)                   8,061,367
     122,516  Cephalon, Inc. (b)                  7,649,899
     232,618  Dendreon Corp. (b)                  9,579,209
     140,727  Genzyme Corp. (b)                   9,962,064
     227,611  Gilead Sciences, Inc. (b)           8,105,228
     304,082  Human Genome Sciences, Inc. (b)     9,058,603
     736,683  InterMune, Inc. (b)                10,033,623
     469,628  Myriad Genetics, Inc. (b)           7,706,596
     224,406  Vertex Pharmaceuticals, Inc. (b)    7,757,715
                                               ------------
                                                118,822,936
                                               ------------

              LIFE SCIENCES TOOLS & SERVICES -- 23.1%
   1,700,571  Affymetrix, Inc. (b)                7,754,604
     166,752  Illumina, Inc. (b)                  8,204,198
     155,143  Life Technologies Corp. (b)         7,243,627
     365,340  QIAGEN N.V. (b)                     6,481,131
   1,219,126  Sequenom, Inc. (b)                  8,546,073
                                               ------------
                                                 38,229,633
                                               ------------
              PHARMACEUTICALS -- 5.4%
     602,957  Nektar Therapeutics (b)             8,905,675
                                               ------------
              TOTAL INVESTMENTS -- 100.1%       165,958,244
               (Cost $162,418,936) (c)
              NET OTHER ASSETS AND
               LIABILITIES -- (0.1)%               (111,165)
                                               ------------
              NET ASSETS -- 100.0%             $165,847,079
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)        Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,609,456 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,070,148.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*       $165,958,244      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

Portfolio of Investments (a)
September 30, 2010 (Unaudited)

SHARES        DESCRIPTION                            VALUE
-----------------------------------------------------------
              COMMON STOCKS -- 100.0%
              CAPITAL MARKETS -- 4.7%
     512,184  E*TRADE Financial Corp. (b)      $  7,447,156
     526,995  TD Ameritrade Holding Corp. (b)     8,510,969
                                               ------------
                                                 15,958,125
                                               ------------

              COMMUNICATIONS EQUIPMENT -- 7.3%
     515,847  Juniper Networks, Inc. (b)         15,655,957
     183,414  NETGEAR, Inc. (b)                   4,954,012
   1,195,298  Sonus Networks, Inc. (b)            4,219,402
                                               ------------
                                                 24,829,371
                                               ------------

              HEALTH CARE TECHNOLOGY -- 2.3%
     424,626  Allscripts-Misys Healthcare
                 Solutions, Inc. (b)              7,842,842
                                               ------------

              INTERNET & CATALOG RETAIL -- 20.0%
     166,430  Amazon.com, Inc. (b)               26,139,496
      88,226  Blue Nile, Inc. (b)                 3,925,175
     371,009  Expedia, Inc.                      10,466,164
      71,378  Netflix, Inc. (b)                  11,574,656
      46,057  priceline.com, Inc. (b)            16,043,495
                                               ------------
                                                 68,148,986
                                               ------------

              INTERNET SOFTWARE & SERVICES -- 46.8%
     237,463  Akamai Technologies, Inc. (b)      11,915,893
     978,406  Art Technology Group, Inc. (b)      4,040,817
     190,487  Constant Contact, Inc. (b)          4,082,136
     239,547  DealerTrack Holdings, Inc. (b)      4,091,463
     166,530  Digital River, Inc. (b)             5,668,681
     521,814  EarthLink, Inc.                     4,743,289
     768,753  eBay, Inc. (b)                     18,757,573
      66,650  Google, Inc., Class A (b)          35,043,904
     236,920  IAC/InterActiveCorp (b)             6,223,888
     557,602  Internap Network Services Corp.
                 (b)                              2,737,826
     210,620  j2 Global Communications, Inc.
                 (b)                              5,010,650
     462,233  Monster Worldwide, Inc. (b)         5,990,540
     420,270  NIC, Inc.                           3,484,038
     888,303  RealNetworks, Inc. (b)              2,895,868
     638,856  United Online, Inc.                 3,654,256
     391,640  ValueClick, Inc. (b)                5,122,651
     309,540  VeriSign, Inc. (b)                  9,824,800
     172,218  Vocus, Inc. (b)                     3,182,589
     135,939  WebMD Health Corp. (b)              6,779,278
   1,140,319  Yahoo!, Inc. (b)                   16,158,320
                                               ------------
                                                159,408,460
                                               ------------


SHARES        DESCRIPTION                            VALUE
-----------------------------------------------------------
              IT SERVICES -- 1.6%
     455,135  Sapient Corp.                    $  5,447,966
                                               ------------

              SOFTWARE -- 17.3%
     329,549  Ariba, Inc. (b)                     6,228,476
     287,278  Check Point Software
                 Technologies Ltd. (b)           10,609,177
     133,940  Concur Technologies, Inc. (b)       6,621,994
     195,796  Ebix, Inc. (b)                      4,591,416
     234,238  Quest Software, Inc. (b)            5,759,912
     119,242  Salesforce.com, Inc. (b)           13,331,256
     456,506  TIBCO Software, Inc. (b)            8,098,416
     208,362  Websense, Inc. (b)                  3,696,342
                                               ------------
                                                 58,936,989
                                               ------------

              TOTAL INVESTMENTS -- 100.0%       340,572,739
               (Cost $311,964,900) (c)
              NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                  (17,661)
                                               ------------
              NET ASSETS -- 100.0%             $340,555,078
                                               ============



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)        Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $33,478,558 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,870,719.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of

Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*       $340,572,739      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC VALUE INDEX FUND

Portfolio of Investments (a)
September 30, 2010 (Unaudited)


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            COMMON STOCKS -- 99.8%
            AEROSPACE & DEFENSE -- 5.8%
    10,624  General Dynamics Corp.              $   667,293
     9,055  L-3 Communications Holdings, Inc.       654,405
    11,384  Northrop Grumman Corp.                  690,212
                                                -----------
                                                  2,011,910
                                                -----------

            BIOTECHNOLOGY -- 5.8%
    12,247  Amgen, Inc. (b)                         674,932
    11,853  Biogen Idec, Inc. (b)                   665,191
    18,961  Gilead Sciences, Inc. (b)               675,201
                                                -----------
                                                  2,015,324
                                                -----------

            CAPITAL MARKETS -- 5.7%
    15,610  Ameriprise Financial, Inc.              738,821
     4,345  Goldman Sachs Group (The), Inc.         628,200
    24,335  Morgan Stanley                          600,588
                                                -----------
                                                  1,967,609
                                                -----------

            COMPUTERS & PERIPHERALS -- 1.6%
    14,825  SanDisk Corp. (b)                       543,336
                                                -----------

            DIVERSIFIED FINANCIAL SERVICES -- 3.7%
   165,241  Citigroup, Inc. (b)                     644,440
    16,416  JPMorgan Chase & Co.                    624,957
                                                -----------
                                                  1,269,397
                                                -----------

            DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 2.1%
    18,684  CenturyLink, Inc.                       737,271
                                                -----------

            ENERGY EQUIPMENT & SERVICES -- 6.2%
    10,039  Diamond Offshore Drilling, Inc.         680,343
    16,329  National Oilwell Varco, Inc.            726,151
    11,695  Transocean Ltd. (b)                     751,871
                                                -----------
                                                  2,158,365
                                                -----------
            FOOD & STAPLES RETAILING -- 2.0%
    22,493  CVS Caremark Corp.                      707,855
                                                -----------

            HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
    17,684  St. Jude Medical, Inc. (b)              695,689
                                                -----------

            HEALTH CARE PROVIDERS & SERVICES -- 10.2%
    23,028  Aetna, Inc.                             727,915
    19,949  CIGNA Corp.                             713,775
    10,781  McKesson Corp.                          666,050
    20,272  UnitedHealth Group, Inc.                711,750
    12,326  WellPoint, Inc. (b)                     698,145
                                                -----------
                                                  3,517,635
                                                -----------

            INSURANCE -- 14.1%
    12,607  ACE Ltd.                                734,358
    13,212  Aflac, Inc.                             683,192


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            INSURANCE (CONTINUED)
    23,036  Allstate (The) Corp.                 $  726,786
    12,645  Chubb (The) Corp.                       720,639
    17,736  Loews Corp.                             672,194
    11,681  Prudential Financial, Inc.              632,877
    13,371  Travelers (The) Cos., Inc.              696,629
                                                -----------
                                                  4,866,675
                                                -----------

            INTERNET SOFTWARE & SERVICES -- 4.2%
    32,154  eBay, Inc. (b)                          784,557
    47,845  Yahoo!, Inc. (b)                        677,964
                                                -----------
                                                  1,462,521
                                                -----------

            MEDIA -- 4.0%
    35,770  Comcast Corp., Class A                  646,722
    22,003  McGraw-Hill (The) Cos., Inc.            727,419
                                                -----------
                                                  1,374,141
                                                -----------

            METALS & MINING -- 2.2%
     9,147  Freeport-McMoRan Copper & Gold,
               Inc.                                 781,062
                                                -----------

            OIL, GAS & CONSUMABLE FUELS -- 9.9%
     8,568  Chevron Corp.                           694,436
    12,031  Hess Corp.                              711,273
    19,368  Marathon Oil Corp.                      641,081
    11,836  Murphy Oil Corp.                        732,885
    37,001  Valero Energy Corp.                     647,887
                                                -----------
                                                  3,427,562
                                                -----------

            PHARMACEUTICALS -- 8.0%
    13,555  Abbott Laboratories                     708,113
    25,682  Bristol-Myers Squibb Co.                696,239
    18,385  Eli Lilly & Co.                         671,604
    11,336  Johnson & Johnson                       702,379
                                                -----------
                                                  2,778,335
                                                -----------

            REAL ESTATE INVESTMENT TRUSTS -- 2.0%
    39,665  Annaly Capital Management, Inc.         698,104
                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 4.1%
    32,777  Intel Corp.                             630,302
    44,748  Marvell Technology Group Ltd. (b)       783,537
                                                -----------
                                                  1,413,839
                                                -----------

            SOFTWARE -- 1.9%
    26,704  Microsoft Corp.                         653,981
                                                -----------

            SPECIALTY RETAIL -- 2.3%
    19,286  Best Buy Co., Inc.                      787,447
                                                -----------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC VALUE INDEX FUND

September 30, 2010 (Unaudited)

SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            TEXTILES, APPAREL & LUXURY GOODS -- 2.0%
     8,386  VF Corp.                            $   679,434
                                                -----------

            TOTAL INVESTMENTS -- 99.8%           34,547,492
             (Cost $32,914,785) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.2%                     75,235
                                                -----------
            NET ASSETS -- 100.0%                $34,622,727
                                                ===========


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,275,831 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $643,124.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $34,547,492      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

Portfolio of Investments (a)
September 30, 2010 (Unaudited)

SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            COMMON STOCKS -- 99.8%
            AIRLINES -- 1.7%
     4,253  AirTran Holdings, Inc. (b)          $    31,260
       572  Alaska Air Group, Inc. (b)               29,189
     4,886  JetBlue Airways Corp. (b)                32,687
     1,492  SkyWest, Inc.                            20,828
                                                -----------
                                                    113,964
                                                -----------

            AUTO COMPONENTS -- 1.7%
       959  Magna International, Inc.                78,887
       793  TRW Automotive Holdings Corp. (b)        32,957
                                                -----------
                                                    111,844
                                                -----------

            AUTOMOBILES -- 1.2%
     2,279  Honda Motor Co., Ltd., ADR               81,110
                                                -----------

            BEVERAGES -- 1.4%
       480  Brown-Forman Corp., Class B              29,587
       659  Hansen Natural Corp. (b)                 30,723
       641  Molson Coors Brewing Co., Class B        30,268
                                                -----------
                                                     90,578
                                                -----------

            BIOTECHNOLOGY -- 1.7%
     1,306  Biogen Idec, Inc. (b)                    73,293
       892  Cubist Pharmaceuticals, Inc. (b)         20,864
     1,215  Myriad Genetics, Inc. (b)                19,938
                                                -----------
                                                    114,095
                                                -----------

            BUILDING PRODUCTS -- 0.3%
       383  A.O. Smith Corp.                         22,172
                                                -----------

            CAPITAL MARKETS -- 0.9%
     3,992  American Capital Ltd. (b)                23,193
     1,430  Federated Investors, Inc., Class B       32,547
                                                -----------
                                                     55,740
                                                -----------

            CHEMICALS -- 2.3%
       965  Air Products and Chemicals, Inc.         79,921
       603  Cytec Industries, Inc.                   33,997
       319  Lubrizol (The) Corp.                     33,805
                                                -----------
                                                    147,723
                                                -----------

            COMMERCIAL BANKS -- 1.2%
     5,163  Huntington Bancshares, Inc.              29,274
     3,737  KeyCorp                                  29,747
     1,189  Webster Financial Corp.                  20,879
                                                -----------
                                                     79,900
                                                -----------

            COMMERCIAL SERVICES & SUPPLIES -- 0.3%
     1,101  Deluxe Corp.                             21,062
                                                -----------

            COMMUNICATIONS EQUIPMENT -- 2.5%
       987  ADTRAN, Inc.                             34,841
       668  Black Box Corp.                          21,416
       753  InterDigital, Inc. (b)                   22,296


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            COMMUNICATIONS EQUIPMENT
              (CONTINUED)
     9,562  Motorola, Inc. (b)                  $   81,564
                                                ----------
                                                   160,117
                                                ----------

            COMPUTERS & PERIPHERALS -- 1.0%
     1,759  SanDisk Corp. (b)                        64,467
                                                -----------

            CONSUMER FINANCE -- 0.3%
       820  First Cash Financial Services, Inc.
               (b)                                   22,755
                                                -----------

            CONTAINERS & PACKAGING -- 0.5%
       511  Ball Corp.                               30,072
                                                -----------

            DIVERSIFIED FINANCIAL SERVICES -- 2.6%
    18,828  Citigroup, Inc. (b)                      73,429
     1,465  NASDAQ OMX Group (The), Inc. (b)         28,465
     2,482  NYSE Euronext                            70,911
                                                -----------
                                                    172,805
                                                -----------

            DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 3.6%
     2,373  BCE, Inc.                                77,122
     2,026  CenturyLink, Inc.                        79,946
     1,092  Telefonica S.A., ADR                     80,972
                                                -----------
                                                    238,040
                                                -----------

            ELECTRIC UTILITIES -- 3.7%
       691  Cleco Corp.                              20,467
     4,295  Duke Energy Corp.                        76,064
     1,030  Otter Tail Corp.                         21,002
     1,700  PNM Resources, Inc.                      19,363
     1,711  Progress Energy, Inc.                    76,003
     1,225  Westar Energy, Inc.                      29,682
                                                -----------
                                                    242,581
                                                -----------

            ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 2.3%
     1,424  Insight Enterprises, Inc. (b)            22,271
     2,249  L-1 Identity Solutions, Inc. (b)         26,381
     2,733  Tyco Electronics Ltd.                    79,858
     2,286  Vishay Intertechnology, Inc. (b)         22,129
                                                -----------
                                                    150,639
                                                -----------

            ENERGY EQUIPMENT & SERVICES -- 0.9%
       375  Core Laboratories N.V.                   33,015
     4,172  Global Industries Ltd. (b)               22,821
                                                -----------
                                                     55,836
                                                -----------

            FOOD & STAPLES RETAILING -- 0.6%
       579  Ruddick Corp.                            20,080


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

September 30, 2010 (Unaudited)

SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD & STAPLES RETAILING
              (CONTINUED)
       539  Weis Markets, Inc.                  $    21,091
                                                -----------
                                                     41,171
                                                -----------

            FOOD PRODUCTS -- 3.4%
     2,019  Campbell Soup Co.                        72,179
       940  Fresh Del Monte Produce, Inc. (b)        20,398
       681  Hormel Foods Corp.                       30,373
       502  JM Smucker (The) Co.                     30,386
       398  Lancaster Colony Corp.                   18,905
       735  McCormick & Co., Inc.                    30,900
       453  Sanderson Farms, Inc.                    19,610
                                                 ----------
                                                    222,751
                                                 ----------

            HEALTH CARE EQUIPMENT & SUPPLIES -- 3.2%
     1,030  Becton, Dickinson & Co.                  76,323
       729  Cooper (The) Cos., Inc.                  33,694
       868  Cyberonics, Inc. (b)                     23,158
       565  ICU Medical, Inc. (b)                    21,069
     1,059  Meridian Bioscience, Inc.                23,171
       528  Varian Medical Systems, Inc. (b)         31,944
                                                -----------
                                                    209,359
                                                -----------

            HEALTH CARE PROVIDERS & SERVICES -- 3.9%
     2,189  CIGNA Corp.                              78,322
     1,481  Humana, Inc. (b)                         74,406
       619  LifePoint Hospitals, Inc. (b)            21,702
     2,281  UnitedHealth Group, Inc.                 80,086
                                                -----------
                                                    254,516
                                                -----------

            HOTELS, RESTAURANTS & LEISURE -- 3.7%
     1,016  McDonald's Corp.                         75,702
       823  Tim Hortons, Inc.                        29,966
     4,798  Wendy's/Arby's Group, Inc., Class A      21,735
     1,174  Wyndham Worldwide Corp.                  32,250
     1,788  Yum! Brands, Inc.                        82,355
                                                -----------
                                                    242,008
                                                -----------

            HOUSEHOLD DURABLES -- 1.2%
     2,434  Sony Corp., ADR                          75,259
                                                -----------

            HOUSEHOLD PRODUCTS -- 2.6%
     1,136  Clorox (The) Co.                         75,840
     1,127  Kimberly-Clark Corp.                     73,311
       559  WD-40 Co.                                21,253
                                                -----------
                                                    170,404
                                                -----------

            INSURANCE -- 11.0%
     1,368  ACE Ltd.                                 79,686
       100  Alleghany Corp. (b)                      30,303
       961  Axis Capital Holdings Ltd.               31,655


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            INSURANCE (CONTINUED)
       951  Berkshire Hathaway, Inc., Class B
               (b)                              $    78,629
     1,376  Chubb (The) Corp.                        78,418
     1,059  CNA Financial Corp. (b)                  29,641
       813  Delphi Financial Group, Inc.,
               Class A                               20,317
       368  Everest Re Group Ltd.                    31,821
       670  Hanover Insurance Group, Inc.            31,490
        90  Markel Corp. (b)                         31,013
     2,347  Old Republic International Corp.         32,506
       403  PartnerRe Ltd.                           32,313
       626  Reinsurance Group of America, Inc.       30,230
       358  RLI Corp.                                20,270
     1,294  Selective Insurance Group, Inc.          21,079
       623  Transatlantic Holdings, Inc.             31,661
     1,457  Travelers (The) Cos., Inc.               75,910
     1,106  W. R. Berkley Corp.                      29,939
                                                -----------
                                                    716,881
                                                -----------

            INTERNET & CATALOG RETAIL -- 1.9%
       220  Netflix, Inc. (b)                        35,675
       245  priceline.com, Inc. (b)                  85,343
                                                -----------
                                                    121,018
                                                -----------

            INTERNET SOFTWARE & SERVICES -- 0.6%
     2,289  EarthLink, Inc.                          20,807
       860  j2 Global Communications, Inc. (b)       20,459
                                                -----------
                                                     41,266
                                                -----------

            IT SERVICES -- 3.6%
     1,253  Cognizant Technology Solutions
               Corp., Class A (b)                    80,781
       710  DST Systems, Inc.                        31,837
       571  International Business Machines
               Corp.                                 76,594
       347  MAXIMUS, Inc.                            21,368
       599  Wright Express Corp. (b)                 21,390
                                                -----------
                                                    231,970
                                                -----------

            LEISURE EQUIPMENT & PRODUCTS -- 2.2%
       683  Hasbro, Inc.                             30,400
     3,360  Mattel, Inc.                             78,826
       536  Polaris Industries, Inc.                 34,894
                                                -----------
                                                    144,120
                                                -----------

            LIFE SCIENCES TOOLS & SERVICES -- 0.5%
       979  Charles River Laboratories
               International, Inc. (b)               32,454
                                                -----------

            MEDIA -- 3.8%
     4,088  Comcast Corp., Class A                   73,911
     1,895  DIRECTV, Class A (b)                     78,889


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

September 30, 2010 (Unaudited)

SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MEDIA (CONTINUED)
     2,371  Time Warner, Inc.                   $    72,671
       625  Valassis Communications, Inc. (b)        21,181
                                                -----------
                                                    246,652
                                                -----------

            MULTILINE RETAIL -- 1.7%
     1,209  99 Cents Only Stores (b)                 22,826
       981  Dillard's, Inc., Class A                 23,191
       690  Dollar Tree, Inc. (b)                    33,644
       681  Family Dollar Stores, Inc.               30,073
                                                -----------
                                                    109,734
                                                -----------

            MULTI-UTILITIES -- 3.1%
       941  Avista Corp.                             19,648
     1,536  Consolidated Edison, Inc.                74,066
     1,537  MDU Resources Group, Inc.                30,663
     3,263  Xcel Energy, Inc.                        74,951
                                                -----------
                                                    199,328
                                                -----------

            OIL, GAS & CONSUMABLE FUELS -- 1.7%
       581  Alliance Resource Partners L.P. (c)      33,896
     1,328  ConocoPhillips                           76,267
                                                -----------
                                                    110,163
                                                -----------

            PERSONAL PRODUCTS -- 0.8%
       536  Herbalife Ltd.                           32,348
       733  Nu Skin Enterprises, Inc., Class A       21,110
                                                -----------
                                                     53,458
                                                -----------

            PHARMACEUTICALS -- 8.6%
     1,459  Abbott Laboratories                      76,218
     2,776  Bristol-Myers Squibb Co.                 75,257
     2,046  Eli Lilly & Co.                          74,740
     2,620  Forest Laboratories, Inc. (b)            81,037
     1,915  GlaxoSmithKline PLC, ADR                 75,681
       732  Medicis Pharmaceutical Corp.,
               Class A                               21,704
     2,087  Merck & Co., Inc.                        76,823
       846  Novo Nordisk A/S, ADR                    83,280
                                                -----------
                                                    564,740
                                                -----------

            REAL ESTATE INVESTMENT TRUSTS -- 1.1%
     4,201  Annaly Capital Management, Inc.          73,938
                                                -----------

            SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 3.1%
     1,043  Cirrus Logic, Inc. (b)                   18,607
     2,426  Fairchild Semiconductor
               International, Inc. (b)               22,805
     7,531  Taiwan Semiconductor Manufacturing
               Co., Ltd., ADR                        76,364


SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
     3,009  Texas Instruments, Inc.
                                                $    81,664
                                                -----------
                                                    199,440
                                                -----------

            SOFTWARE -- 0.4%
     2,199  Mentor Graphics Corp. (b)                23,243
                                                -----------

            SPECIALTY RETAIL -- 3.7%
       539  Advance Auto Parts, Inc.                 31,629
     1,264  Aeropostale, Inc. (b)                    29,388
       350  AutoZone, Inc. (b)                       80,118
       484  Children's Place Retail Stores
               (The), Inc. (b)                       23,605
       513  Jos. A. Bank Clothiers, Inc. (b)         21,859
     1,547  Penske Automotive Group, Inc. (b)        20,420
       596  Ross Stores, Inc.                        32,554
                                                -----------
                                                    239,573
                                                -----------

            TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
       644  Deckers Outdoor Corp. (b)                32,174
       669  Fossil, Inc. (b)                         35,986
                                                -----------
                                                     68,160
                                                -----------

            THRIFTS & MORTGAGE FINANCE -- 0.8%
     1,805  New York Community Bancorp, Inc.         29,331
     1,724  Provident Financial Services, Inc.       21,309
                                                -----------
                                                     50,640
                                                -----------

             TOBACCO -- 1.2%
     1,405  Philip Morris International, Inc.        78,708
                                                -----------

            WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
       943  Syniverse Holdings, Inc. (b)             21,378
                                                -----------
            TOTAL COMMON STOCKS -- 99.8%          6,517,832
            (Cost $6,038,668)

            MONEY MARKET FUND -- 0.3%
    20,591  Morgan Stanley Institutional
             Treasury Money Market Fund - 0.07%
             (d)                                     20,591
                                                -----------
            (Cost $20,591)


            TOTAL INVESTMENTS -- 100.1%           6,538,423
             (Cost $6,059,259) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                   (8,981)
                                                -----------
            NET ASSETS -- 100.0%                $ 6,529,442
                                                ===========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

September 30, 2010 (Unaudited)



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Master Limited Partnership ("MLP").
(d)    Represents annualized 7-day yield at September 30, 2010.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $525,248 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $46,084.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*         $6,517,832      $ --           $ --
Money Market  Fund         20,591        --             --
                    -----------------------------------------
TOTAL INVESTMENTS      $6,538,423      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

September 30, 2010 (Unaudited)


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 4.7%

    18,661  Boeing (The) Co.                   $  1,241,703
    18,687  General Dynamics Corp.                1,173,730
    26,836  Honeywell International, Inc.         1,179,174
    16,817  Lockheed Martin Corp.                 1,198,716
    19,901  Northrop Grumman Corp.                1,206,598
    25,322  Raytheon Co.                          1,157,469
    16,897  United Technologies Corp.             1,203,573
                                               ------------
                                                  8,360,963
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.7%
    17,775  United Parcel Service, Inc.,
              Class B                             1,185,415
                                               ------------

            BEVERAGES -- 2.0%
    20,511  Coca-Cola (The) Co.                   1,200,304
    25,889  Molson Coors Brewing Co., Class B     1,222,478
    17,777  PepsiCo, Inc.                         1,181,104
                                               ------------
                                                  3,603,886
                                               ------------

            CAPITAL MARKETS -- 0.6%
    50,991  Federated Investors, Inc., Class B    1,160,555
                                               ------------

            CHEMICALS -- 3.3%
    14,318  Air Products and Chemicals, Inc.      1,185,817
    26,655  E.I. du Pont de Nemours & Co.         1,189,346
    24,308  International Flavors &
               Fragrances, Inc.                   1,179,424
    16,365  PPG Industries, Inc.                  1,191,372
    15,916  Sherwin-Williams (The) Co.            1,195,928
                                               ------------
                                                  5,941,887
                                               ------------

            COMMERCIAL BANKS -- 5.3%
    25,500  Bank of Hawaii Corp.                  1,145,460
    20,232  Bank of Montreal                      1,168,398
    22,911  Bank of Nova Scotia                   1,221,156
    16,444  Canadian Imperial Bank of
              Commerce                            1,191,203
    30,886  Commerce Bancshares, Inc.             1,161,005
    21,839  Cullen/Frost Bankers, Inc.            1,176,467
    22,654  Royal Bank of Canada                  1,180,953
    16,069  Toronto-Dominion (The) Bank           1,161,146
                                               ------------
                                                  9,405,788
                                               ------------

            COMMERCIAL SERVICES &
              SUPPLIES -- 1.3%
    32,233  Avery Dennison Corp.                  1,196,489
    33,676  Waste Management, Inc.                1,203,580
                                               ------------
                                                  2,400,069
                                               ------------
            COMMUNICATIONS EQUIPMENT -- 0.6%
   115,782  Nokia Corp., ADR                      1,161,293
                                               ------------


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

            COMPUTERS & PERIPHERALS -- 0.7%
    39,518  Diebold, Inc.
                                               $  1,228,615
                                               ------------

            CONTAINERS & PACKAGING -- 1.3%
    38,087  Bemis Co., Inc.                       1,209,262
    35,590  Sonoco Products Co.                   1,190,130
                                               ------------
                                                  2,399,392
                                               ------------
            DISTRIBUTORS -- 0.7%
    26,842  Genuine Parts Co.                     1,196,885
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 2.7%
    41,663  AT&T, Inc.                            1,191,562
    30,272  CenturyLink, Inc.                     1,194,533
    16,532  Telefonica S.A., ADR                  1,225,848
    37,054  Verizon Communications, Inc.          1,207,590
                                               ------------

                                                  4,819,533
                                               ------------

            ELECTRIC UTILITIES -- 6.0%
    32,993  ALLETE, Inc.                          1,201,935
    66,878  Duke Energy Corp.                     1,184,409
    15,494  Entergy Corp.                         1,185,756
    27,822  Exelon Corp.                          1,184,661
    32,383  FirstEnergy Corp.                     1,248,041
    21,819  NextEra Energy, Inc.                  1,186,736
    26,915  Progress Energy, Inc.                 1,195,564
    31,734  Southern Co.                          1,181,774
    49,380  Westar Energy, Inc.                   1,196,477
                                               ------------
                                                 10,765,353
                                               ------------

            ELECTRICAL EQUIPMENT -- 2.0%
    24,815  Cooper Industries PLC                 1,214,198
    22,752  Emerson Electric Co.                  1,198,120
    23,645  Hubbell, Inc., Class B                1,199,984
                                               ------------
                                                  3,612,302
                                               ------------

            FOOD & STAPLES RETAILING -- 2.0%
    40,186  Sysco Corp.                           1,146,105
    22,209  Wal-Mart Stores, Inc.                 1,188,625
    30,990  Weis Markets, Inc.                    1,212,639
                                               ------------
                                                  3,547,369
                                               ------------
            FOOD PRODUCTS -- 9.2%
    36,087  Archer-Daniels-Midland Co.            1,151,897
    32,577  Campbell Soup Co.                     1,164,628
    53,155  ConAgra Foods, Inc.                   1,166,221
    32,876  General Mills, Inc.                   1,201,289
    24,767  H. J. Heinz Co.                       1,173,213
    24,705  Hershey (The) Co.                     1,175,711
    26,786  Hormel Foods Corp.                    1,194,655
    19,307  JM Smucker (The) Co.                  1,168,653
    23,389  Kellogg Co.                           1,181,378
    37,666  Kraft Foods, Inc., Class A            1,162,373
    25,505  Lancaster Colony Corp.                1,211,487


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

September 30, 2010 (Unaudited)


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD PRODUCTS (CONTINUED)
    28,646  McCormick & Co., Inc.              $  1,204,278
    83,856  Sara Lee Corp.                        1,126,186
    42,197  Unilever PLC, ADR                     1,227,933
                                               ------------
                                                 16,509,902
                                               ------------
            GAS UTILITIES -- 6.2%
    31,161  AGL Resources, Inc.                   1,195,336
    41,359  Atmos Energy Corp.                    1,209,751
    25,787  National Fuel Gas Co.                 1,336,024
    30,804  New Jersey Resources Corp.            1,208,133
    25,311  Northwest Natural Gas Co.             1,201,007
    42,076  Piedmont Natural Gas Co., Inc.        1,220,204
    24,746  South Jersey Industries, Inc.         1,224,185
    41,898  UGI Corp.                             1,198,702
    32,357  WGL Holdings, Inc.                    1,222,447
                                               ------------
                                                 11,015,789
                                               ------------
            HEALTH CARE EQUIPMENT & SUPPLIES
              -- 0.7%
    21,440  Teleflex, Inc.                        1,217,363
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES
              -- 1.3%
    35,914  Cardinal Health, Inc.                 1,186,598
    43,271  Owens & Minor, Inc.                   1,231,493
                                               ------------
                                                  2,418,091
                                               ------------
            HOTELS, RESTAURANTS & LEISURE --
              1.3%
    15,831  McDonald's Corp.                      1,179,568
    25,527  Yum! Brands, Inc.                     1,175,773
                                               ------------
                                                  2,355,341
                                               ------------
            HOUSEHOLD DURABLES -- 1.3%
    53,346  Leggett & Platt, Inc.                 1,214,155
    19,606  Stanley Black & Decker, Inc.          1,201,456
                                               ------------

                                                  2,415,611
                                               ------------
            HOUSEHOLD PRODUCTS -- 2.6%
    17,588  Clorox (The) Co.                      1,174,175
    15,195  Colgate-Palmolive Co.                 1,167,888
    17,772  Kimberly-Clark Corp.                  1,156,068
    19,357  Procter & Gamble (The) Co.            1,160,839
                                               ------------
                                                  4,658,970
                                               ------------
            INDUSTRIAL CONGLOMERATES -- 0.7%
    13,603  3M Co.                                1,179,516
                                               ------------
            INSURANCE -- 6.0%
    20,222  ACE Ltd.                              1,177,931
    45,024  Arthur J. Gallagher & Co.             1,187,283
    20,452  Chubb (The) Corp.                     1,165,559
    40,861  Cincinnati Financial Corp.            1,178,840
    21,244  Erie Indemnity Co., Class A           1,190,939
    14,021  Everest Re Group Ltd.                 1,212,396


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

            INSURANCE (CONTINUED)
    29,571  Mercury General Corp.              $  1,208,567
    14,865  PartnerRe Ltd.                        1,191,876
    22,200  Travelers (The) Cos., Inc.            1,156,620
                                               ------------
                                                 10,670,011
                                               ------------
            IT SERVICES -- 2.0%
    28,619  Accenture PLC, Class A                1,216,021
    28,271  Automatic Data Processing, Inc.       1,188,230
    44,585  Paychex, Inc.                         1,225,642
                                               ------------
                                                  3,629,893
                                               ------------
            LEISURE EQUIPMENT & PRODUCTS --
              0.7%
    26,203  Hasbro, Inc.                          1,166,296
                                               ------------
            MACHINERY -- 3.3%
    16,153  Deere & Co.                           1,127,156
    22,937  Dover Corp.                           1,197,541
    14,638  Eaton Corp.                           1,207,489
    25,251  Illinois Tool Works, Inc.             1,187,302
    25,343  Snap-on, Inc.                         1,178,703
                                               ------------
                                                  5,898,191
                                               ------------
            MEDIA -- 1.3%
    31,457  Thomson Reuters Corp.                 1,180,581
    37,264  Time Warner, Inc.                     1,142,142
                                               ------------
                                                  2,322,723
                                               ------------
            MULTI-UTILITIES -- 9.3%
    32,984  Alliant Energy Corp.                  1,198,968
    57,085  Avista Corp.                          1,191,935
    24,421  Consolidated Edison, Inc.             1,177,581
    26,848  Dominion Resources, Inc.              1,172,184
    60,024  MDU Resources Group, Inc.             1,197,479
    30,551  NSTAR                                 1,202,182
    29,390  OGE Energy Corp.                      1,171,779
    26,208  PG&E Corp.                            1,190,367
    36,858  Public Service Enterprise Group,
               Inc.                               1,219,263
    29,368  SCANA Corp.                           1,184,118
    22,267  Sempra Energy                         1,197,964
    47,355  Vectren Corp.                         1,225,074
    20,459  Wisconsin Energy Corp.                1,182,530
    51,386  Xcel Energy, Inc.                     1,180,336
                                               ------------
                                                 16,691,760
                                               ------------
            OFFICE ELECTRONICS -- 0.7%
    26,145  Canon, Inc., ADR                      1,221,494
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
              5.4%
    14,882  Chevron Corp.                         1,206,186
    20,923  ConocoPhillips                        1,201,608
    23,757  Enbridge, Inc.                        1,242,491



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

September 30, 2010 (Unaudited)


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS (CONTINUED)
    19,310  Exxon Mobil Corp.                  $  1,193,165
    36,768  Marathon Oil Corp.                    1,217,021
    20,023  Royal Dutch Shell PLC, ADR            1,207,387
    23,421  Total S.A., ADR                       1,208,523
    32,199  TransCanada Corp.                     1,195,227
                                               ------------
                                                  9,671,608
                                               ------------
            PHARMACEUTICALS -- 6.0%
    22,752  Abbott Laboratories                   1,188,565
    42,758  Bristol-Myers Squibb Co.              1,159,169
    32,712  Eli Lilly & Co.                       1,194,969
    29,484  GlaxoSmithKline PLC, ADR              1,165,208
    19,151  Johnson & Johnson                     1,186,596
    32,541  Merck & Co., Inc.                     1,197,834
    20,986  Novartis AG, ADR                      1,210,263
    68,851  Pfizer, Inc.                          1,182,172
    35,805  Sanofi-Aventis, ADR                   1,190,516
                                               ------------
                                                 10,675,292
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS --
              1.3%
    11,451  Public Storage                        1,111,205
    37,112  Washington Real Estate Investment
              Trust                               1,177,564
                                               ------------
                                                  2,288,769
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 1.4%
    39,609  Analog Devices, Inc.                  1,242,930
    62,816  Intel Corp.                           1,207,952
                                               ------------
                                                  2,450,882
                                               ------------
            SOFTWARE -- 0.6%
    46,741  Microsoft Corp.                       1,144,687
                                               ------------
            SPECIALTY RETAIL -- 0.7%
    38,795  Home Depot (The), Inc.                1,229,026
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS
              -- 0.7%
    15,067  VF Corp.                              1,220,728
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 0.7%
    47,582  Capitol Federal Financial             1,175,275
                                               ------------
            TOBACCO -- 2.0%
    15,857  British American Tobacco PLC, ADR     1,184,677
    21,252  Philip Morris International, Inc.     1,190,537
    20,096  Reynolds American, Inc.               1,193,501
                                               ------------
                                                  3,568,715
                                               ------------


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

            WIRELESS TELECOMMUNICATION
              SERVICES -- 0.6%
    46,142  Vodafone Group PLC, ADR            $  1,144,783
                                               ------------

            TOTAL INVESTMENTS -- 99.9%          178,730,021
             (Cost $150,280,484) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                    136,890
                                               ------------
            NET ASSETS -- 100.0%               $178,866,911
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $29,492,533 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,042,996.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*       $178,730,021      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

Portfolio of Investments (a)
September 30, 2010 (Unaudited)


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

            COMMON STOCKS (B) -- 100.0%
            AIR FREIGHT & LOGISTICS -- 3.3%
     4,039  C.H. Robinson Worldwide, Inc.      $    282,407
     6,251  Expeditors International of
              Washington, Inc.                      288,984
                                               ------------
                                                    571,391
                                               ------------
            BIOTECHNOLOGY -- 11.1%
     5,008  Amgen, Inc. (c)                         275,991
     4,774  Biogen Idec, Inc. (c)                   267,917
     5,002  Celgene Corp. (c)                       288,165
     4,439  Cephalon, Inc. (c)                      277,171
     3,946  Genzyme Corp. (c)                       279,337
     8,007  Gilead Sciences, Inc. (c)               285,129
     7,627  Vertex Pharmaceuticals, Inc. (c)        263,666
                                               ------------
                                                  1,937,376
                                               ------------
            CHEMICALS -- 1.6%
     4,696  Sigma-Aldrich Corp.                     283,544
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
              3.2%
     9,984  Cintas Corp.                            275,059
     3,953  Stericycle, Inc. (c)                    274,655
                                               ------------
                                                    549,714
                                               ------------
            CONSTRUCTION & ENGINEERING -- 1.6%
    11,445  Foster Wheeler AG (c)                   279,945
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
              1.7%
     5,625  Apollo Group, Inc., Class A (c)         288,844
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 3.2%
    49,908  Flextronics International Ltd. (c)      301,444
    10,143  FLIR Systems, Inc. (c)                  260,675
                                               ------------
                                                    562,119
                                               ------------
            FOOD & STAPLES RETAILING -- 1.7%
     4,511  Costco Wholesale Corp.                  290,914
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
              4.7%
     9,024  DENTSPLY International, Inc.            288,497
    16,737  Hologic, Inc. (c)                       267,959
       935  Intuitive Surgical, Inc. (c)            265,297
                                               ------------
                                                    821,753
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
              5.0%
     5,967  Express Scripts, Inc. (c)               290,593
     4,907  Henry Schein, Inc. (c)                  287,452
    10,176  Patterson Cos., Inc.                    291,542
                                               ------------
                                                    869,587
                                               ------------


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------


            HOTELS, RESTAURANTS & LEISURE --
              3.1%
    10,813  Starbucks Corp.                    $    276,597
     3,008  Wynn Resorts Ltd.                       261,004
                                               ------------
                                                    537,601
                                               ------------
            HOUSEHOLD DURABLES -- 1.6%
     9,328  Garmin Ltd.                             283,105
                                               ------------

            INTERNET & CATALOG RETAIL -- 6.6%
     1,864  Amazon.com, Inc. (c)                    292,760
     9,620  Expedia, Inc.                           271,380
    21,943  Liberty Media Corp. - Interactive,
              Class A (c)                           300,839
       825  priceline.com, Inc. (c)                 287,380
                                               ------------
                                                  1,152,359
                                               ------------
            INTERNET SOFTWARE & SERVICES --
               1.6%
    11,392  eBay, Inc. (c)                          277,965
                                               ------------

            IT SERVICES -- 4.9%
     6,690  Automatic Data Processing, Inc.         281,181
     5,163  Fiserv, Inc. (c)                        277,872
    10,655  Paychex, Inc.                           292,906
                                               ------------
                                                    851,959
                                               ------------
            LEISURE EQUIPMENT & PRODUCTS --
              1.7%
    12,229  Mattel, Inc.                            286,892
                                               ------------


            LIFE SCIENCES TOOLS & SERVICES --
              4.7%
     5,724  Illumina, Inc. (c)                      281,621
     5,945  Life Technologies Corp. (c)             277,572
    14,707  QIAGEN N.V. (c)                         260,902
                                               ------------
                                                    820,095
                                               ------------
            MACHINERY -- 3.3%
     4,113  Joy Global, Inc.                        289,226
     6,077  PACCAR, Inc.                            292,608
                                               ------------
                                                    581,834
                                               ------------
            MEDIA -- 8.1%
    15,665  Comcast Corp., Class A                  283,223
     6,632  DIRECTV, Class A (c)                    276,090
    14,746  DISH Network Corp., Class A             282,533
    20,450  News Corp., Class A                     267,077
    12,730  Virgin Media, Inc.                      293,045
                                               ------------
                                                  1,401,968
                                               ------------
            MULTILINE RETAIL -- 1.7%
     4,137  Sears Holdings Corp. (c)                298,443
                                               ------------
            PHARMACEUTICALS -- 4.8%
    15,208  Mylan, Inc. (c)                         286,062


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

September 30, 2010 (Unaudited)


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

            COMMON STOCKS (B) (CONTINUED)
            PHARMACEUTICALS (CONTINUED)
     5,170  Teva Pharmaceutical Industries     $    272,718
               Ltd., ADR
    12,100  Warner Chilcott PLC, Class A            271,524
                                               ------------
                                                    830,304
                                               ------------

            ROAD & RAIL -- 1.6%
     7,841  J.B. Hunt Transport Services, Inc.      272,083
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 1.6%
     1,908  First Solar, Inc. (c)                   281,144
                                               ------------

            SOFTWARE -- 3.2%
    25,577  Activision Blizzard, Inc.               276,743
    17,004  Electronic Arts, Inc. (c)               279,376
                                               ------------
                                                    556,119
                                               ------------
            SPECIALTY RETAIL -- 8.1%
     6,722  Bed Bath & Beyond, Inc. (c)             291,802
     5,323  O'Reilly Automotive, Inc. (c)           283,184
     5,129  Ross Stores, Inc.                       280,146
    14,186  Staples, Inc.                           296,771
     8,114  Urban Outfitters, Inc. (c)              255,104
                                               ------------

                                                  1,407,007
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               1.6%
     5,368  Fastenal Co.                            285,524
                                               ------------

            WIRELESS TELECOMMUNICATION
              SERVICES -- 4.7%
     2,807  Millicom International Cellular
              S.A.                                  269,332
     6,683  NII Holdings, Inc. (c)                  274,671
    10,928  Vodafone Group PLC, ADR                 271,124
                                               ------------
                                                    815,127
                                               ------------

            TOTAL COMMON STOCKS -- 100.0%        17,394,716
             (Cost $16,592,503)

            MONEY MARKET FUND -- 0.1%
    17,823  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.07% (d)                               17,823
             (Cost $17,823)                    ------------


            TOTAL INVESTMENTS -- 100.1%          17,412,539
             (Cost $16,610,326) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (19,298)
                                               ------------
            NET ASSETS -- 100.0%               $ 17,393,241
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) The industry allocation is based on Standard & Poor's Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, the joint classification system of Dow Jones Indexes and FTSE Group.
(c)    Non-income producing security.
(d)    Represents annualized 7-day yield at September 30, 2010.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September
       30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,447,787 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $645,574.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*        $17,394,716      $ --           $ --
Money Market Fund          17,823        --             --
                    ------------------------------------------
TOTAL INVESTMENTS     $17,412,539      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

Portfolio of Investments (a)
September 30, 2010 (Unaudited)


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------


            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.7%
    52,589  Hexcel Corp. (b)                   $    935,558
                                               ------------

            AUTOMOBILES -- 2.9%
    50,439  Tesla Motors, Inc. (b)                1,021,894
                                               ------------
            BIOTECHNOLOGY -- 0.5%
    14,548  Metabolix, Inc. (b)                     183,014
                                               ------------
            CHEMICALS -- 1.9%
    22,380  STR Holdings, Inc. (b)                  482,065
    18,618  Zoltek Cos., Inc. (b)                   180,967
                                               ------------
                                                    663,032
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
              1.2%
    13,437  EnerNOC, Inc. (b)                       422,056
                                               ------------

            ELECTRICAL EQUIPMENT -- 9.4%
    56,685  A123 Systems, Inc. (b)                  508,464
    37,233  Advanced Battery Technologies,
            Inc. (b)                                133,667
    24,654  American Superconductor Corp. (b)       766,739
    25,425  Baldor Electric Co.                   1,027,170
    57,862  Broadwind Energy, Inc. (b)              108,202
    78,455  Ener1, Inc. (b)                         288,714
    10,114  PowerSecure International, Inc.
              (b)                                   93,656
    39,298  Satcon Technology Corp. (b)             147,761
    16,193  Vicor Corp.                             236,580
                                               ------------
                                                  3,310,953
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 11.7%
    92,039  AVX Corp.                             1,271,979
    13,675  Comverge, Inc. (b)                      107,486
    22,410  Echelon Corp. (b)                       191,605
    21,851  Itron, Inc. (b)                       1,337,937
    14,318  Maxwell Technologies, Inc. (b)          209,186
    57,527  Power-One, Inc. (b)                     522,920
    20,669  Universal Display Corp. (b)             485,722
                                               ------------
                                                  4,126,835
                                               ------------
            INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS -- 2.0%
    24,587  Ormat Technologies, Inc.                717,203
                                               ------------

            MACHINERY -- 1.4%
    14,332  ESCO Technologies, Inc.                 476,682
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 0.6%
    16,977  Green Plains Renewable Energy,
               Inc. (b)                             205,591
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 65.7%
     4,610  Aixtron AG, ADR                         137,286
    23,519  Canadian Solar, Inc. (b)                383,360



    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

            SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT (CONTINUED)
    46,646  Cree, Inc. (b)                     $  2,532,411
    26,270  Energy Conversion Devices, Inc.
              (b)                                   131,875
    67,501  Eairchild Semiconductor
              International, Inc. (b)               634,509
    19,534  First Solar, Inc. (b)                 2,878,335
    81,156  GT Solar International, Inc. (b)        679,276
    38,060  International Rectifier Corp. (b)       802,685
    16,947  IXYS Corp. (b)                          161,844
    71,138  JA Solar Holdings Co., Ltd., ADR
              (b)                                   663,718
    48,474  LDK Solar Co., Ltd., ADR (b)            498,313
    87,171  Linear Technology Corp.               2,678,765
   121,353  MEMC Electronic Materials, Inc.
               (b)                                1,446,528
    44,961  Microsemi Corp. (b)                     771,081
   129,534  National Semiconductor Corp.          1,654,149
    18,988  O2Micro International Ltd., ADR
               (b)                                  116,017
   233,125  ON Semiconductor Corp. (b)            1,680,831
    15,072  Power Integrations, Inc.                479,139
    26,383  Renesola Ltd., ADR (b)                  329,788
    12,413  Rubicon Technology, Inc. (b)            281,651
    22,540  Solarfun Power Holdings Co., Ltd.,
               ADR (b)                              296,401
    30,125  SunPower Corp., Class A (b)             433,800
    69,580  Suntech Power Holdings Co., Ltd.,
               ADR (b)                              670,751
    38,417  Trina Solar Ltd., ADR (b)             1,159,425
    22,123  Veeco Instruments, Inc. (b)             771,429
    57,866  Yingli Green Energy Holding Co.,
               Ltd., ADR (b)                        800,865
                                               ------------
                                                 23,074,232
                                               ------------


            TOTAL INVESTMENTS -- 100.0%          35,137,050
             (Cost $33,503,862) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (13,087)
                                               ------------
            NET ASSETS -- 100.0%               $ 35,123,963
                                               ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

September 30, 2010 (Unaudited)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)        Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,169,572 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,536,384.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*        $35,137,050      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.





                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND

Portfolio of Investments (a)
September 30, 2010 (Unaudited)



    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

            COMMON STOCKS (B) -- 99.9%
            DIVERSIFIED REITS -- 8.5%
    12,689  CapLease, Inc.                     $     70,931
    15,810  Colonial Properties Trust               255,964
    22,778  Cousins Properties, Inc.                162,635
     3,475  Excel Trust, Inc. (c)                    39,163
     1,897  Gladstone Commercial Corp.               32,553
    17,236  Investors Real Estate Trust             144,438
    25,242  Liberty Property Trust                  805,220
     1,780  One Liberty Properties, Inc.             28,320
     4,150  PS Business Parks, Inc.                 234,765
    36,004  Vornado Realty Trust                  3,079,422
    13,480  Washington Real Estate Investment
               Trust                                427,720
     3,948  Winthrop Realty Trust, Inc.              48,797
                                               ------------
                                                  5,329,928
                                               ------------
            INDUSTRIAL REITS -- 5.2%
    37,343  AMB Property Corp.                      988,469
    46,916  DCT Industrial Trust, Inc.              224,728
    13,151  DuPont Fabros Technology, Inc.          330,748
     5,986  EastGroup Properties, Inc.              223,757
    14,040  First Industrial Realty Trust,
               Inc. (c)                              71,183
     8,422  First Potomac Realty Trust              126,330
     7,437  Monmouth Real Estate Investment
               Corp., Class A                        58,157
   105,809  ProLogis                              1,246,430
     1,522  Terreno Realty Corp. (c)                 27,731
                                               ------------
                                                  3,297,533
                                               ------------
            OFFICE REITS -- 16.7%
    12,094  Alexandria Real Estate Equities,
               Inc.                                 846,580
    28,420  BioMed Realty Trust, Inc.               509,286
    30,924  Boston Properties, Inc.               2,570,403
    29,293  Brandywine Realty Trust                 358,839
    14,336  CommonWealth REIT                       367,002
    13,158  Corporate Office Properties Trust       490,925
    19,374  Digital Realty Trust, Inc.            1,195,376
    27,215  Douglas Emmett, Inc.                    476,535
    55,826  Duke Realty Corp.                       647,023
    15,384  Franklin Street Properties Corp.        191,069
    15,893  Highwoods Properties, Inc.              516,046
    11,618  Kilroy Realty Corp.                     385,021
    25,637  Lexington Realty Trust                  183,561
    17,621  Mack-Cali Realty Corp.                  576,383
     3,946  Mission West Properties, Inc.            26,754
     7,458  MPG Office Trust, Inc. (c)               18,645
     4,864  Parkway Properties, Inc.                 71,987
    17,358  SL Green Realty Corp.                 1,099,282
                                               ------------
                                                 10,530,717
                                               ------------


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

            RESIDENTIAL REITS -- 17.0%
    14,799  American Campus Communities, Inc.  $    450,482
    25,972  Apartment Investment & Management
              Co., Class A                          555,281
     7,127  Associated Estates Realty Corp.          99,635
    18,900  AvalonBay Communities, Inc.           1,964,277
    14,209  BRE Properties, Inc.                    589,673
    14,864  Camden Property Trust                   713,026
    12,611  Education Realty Trust, Inc.             90,169
     6,808  Equity Lifestyle Properties, Inc.       370,900
    62,903  Equity Residential                    2,992,296
     6,731  Essex Property Trust, Inc.              736,641
     8,320  Home Properties, Inc.                   440,128
     7,278  Mid-America Apartment Communities,
               Inc.                                 424,162
    10,806  Post Properties, Inc.                   301,704
     3,822  Sun Communities, Inc.                   117,335
    39,808  UDR, Inc.                               840,745
     2,367  UMH Properties, Inc.                     25,422
                                               ------------
                                                 10,711,876
                                               ------------
            RETAIL REITS -- 24.9%
     8,909  Acadia Realty Trust                     169,271
     1,927  Agree Realty Corp.                       48,657
       453  Alexander's, Inc.                       143,048
    30,639  CBL & Associates Properties, Inc.       400,145
    10,357  Cedar Shopping Centers, Inc.             62,971
    42,727  Developers Diversified Realty
               Corp.                                479,397
     9,235  Equity One, Inc.                        155,887
    13,630  Federal Realty Investment Trust       1,113,026
     5,049  Getty Realty Corp.                      135,465
    18,406  Glimcher Realty Trust                   113,197
    16,525  Inland Real Estate Corp.                137,323
    90,061  Kimco Realty Corp.                    1,418,461
    14,029  Kite Realty Group Trust                  62,289
    28,872  Macerich (The) Co.                    1,240,052
    18,502  National Retail Properties, Inc.        464,585
    12,276  Pennsylvania Real Estate
               Investment Trust                     145,593
     8,438  Ramco-Gershenson Properties Trust        90,371
    24,325  Realty Income Corp.                     820,239
    18,167  Regency Centers Corp.                   717,051
     2,510  Saul Centers, Inc.                      105,294
    64,981  Simon Property Group, Inc.            6,026,338
     8,983  Tanger Factory Outlet Centers,
               Inc.                                 423,459
    12,134  Taubman Centers, Inc.                   541,298
     5,130  Urstadt Biddle Properties, Inc.,
               Class A                               92,750
    26,717  Weingarten Realty Investors             582,965
                                               ------------
                                                 15,689,132
                                               ------------



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND

September 30, 2010 (Unaudited)


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------


            COMMON STOCKS (B) (CONTINUED)
            SPECIALIZED REITS -- 27.6%
     8,623  Ashford Hospitality Trust (c)      $     78,038
     1,763  Chesapeake Lodging Trust                 28,843
    11,088  Cogdell Spencer, Inc.                    70,076
    34,302  DiamondRock Hospitality Co. (c)         325,526
    10,318  Entertainment Properties Trust          445,531
    19,406  Extra Space Storage, Inc.               311,272
    18,952  FelCor Lodging Trust, Inc. (c)           87,179
    68,808  HCP, Inc.                             2,475,712
    29,431  Health Care REIT, Inc.                1,393,264
    14,123  Healthcare Realty Trust, Inc.           330,337
    25,953  Hersha Hospitality Trust                134,437
    27,382  Hospitality Properties Trust            611,440
   146,099  Host Hotels & Resorts, Inc.           2,115,513
    15,487  LaSalle Hotel Properties                362,241
     5,725  LTC Properties, Inc.                    146,102
    24,692  Medical Properties Trust, Inc.          250,377
     6,139  National Health Investors, Inc.         270,484
    27,464  Nationwide Health Properties, Inc.    1,062,033
    21,032  OMEGA Healthcare Investors, Inc.        472,168
     8,852  Pebblebrook Hotel Trust (c)             159,424
    30,955  Public Storage                        3,003,873
    28,276  Senior Housing Properties Trust         664,486
     6,123  Sovran Self Storage, Inc.               232,062
    33,571  Strategic Hotels & Resorts, Inc.
               (c)                                  142,341
    21,863  Sunstone Hotel Investors, Inc. (c)      198,297
     2,720  Universal Health Realty Income
               Trust                                 93,595
    17,741  U-Store-It Trust                        148,137
    34,859  Ventas, Inc.                          1,797,679
                                               ------------
                                                 17,410,467
                                               ------------

            TOTAL COMMON STOCKS -- 99.9%         62,969,653
             (Cost $59,226,248)

            MONEY MARKET FUND -- 0.1%
    65,354  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.07% (d)                               65,354
             (Cost $65,354)                    ------------

            TOTAL INVESTMENTS -- 100.0%          63,035,007
             (Cost $59,291,602) (e)

            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (30,232)
                                               ------------
            NET ASSETS -- 100.0%               $ 63,004,775
                                               ============



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) The industry classification is based upon Standard & Poor's Global Industry Classification Standard (GICS) Sub-Industry.
(c)    Non-income producing security.
(d)    Represents annualized 7-day yield at September 30, 2010.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,278,473 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $535,068.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*        $62,969,653      $ --           $ --
Money Market Fund          65,354        --             --
                    ------------------------------------------
TOTAL INVESTMENTS     $63,035,007      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND

Portfolio of Investments (a)
September 30, 2010 (Unaudited)



    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 3.8%
    34,012  ITT Corp.                          $  1,592,782
                                               ------------
            BUILDING PRODUCTS -- 1.2%
     7,353  Ameron International Corp.              499,710
                                               ------------
            CHEMICALS -- 11.5%
    17,214  Arch Chemicals, Inc.                    604,039
    23,523  Ashland, Inc.                         1,147,217
    86,434  Calgon Carbon Corp. (b)               1,253,293
    72,955  Nalco Holding Co.                     1,839,195
                                               ------------
                                                  4,843,744
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
              3.6%
    71,843  Tetra Tech, Inc. (b)                  1,506,548
                                               ------------
            CONSTRUCTION & ENGINEERING -- 5.2%
    21,090  Aecom Technology Corp. (b)              511,644
    20,234  Layne Christensen Co. (b)               523,858
    66,448  Northwest Pipe Co. (b)                1,162,840
                                               ------------
                                                  2,198,342
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
              1.9%
    26,566  PICO Holdings, Inc. (b)                 793,261
                                               ------------
            ELECTRICAL EQUIPMENT -- 4.4%
    28,958  Franklin Electric Co., Inc.             960,247
    13,995  Roper Industries, Inc.                  912,194
                                               ------------
                                                  1,872,441
                                               ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 1.9%
    13,061  Itron, Inc. (b)                         799,725
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
              1.2%
     7,862  IDEXX Laboratories, Inc. (b)            485,243
                                               ------------

            MACHINERY -- 40.0%
    20,130  Badger Meter, Inc.                      814,862
    17,808  Crane Co.                               675,635
    36,718  Danaher Corp.                         1,491,118
   489,360  Energy Recovery, Inc. (b)             1,756,802
   555,555  Flow International Corp. (b)          1,461,110
     9,597  Flowserve Corp.                       1,050,104
    26,051  IDEX Corp.                              925,071
    45,182  Lindsay Corp.                         1,957,284
    31,058  Mueller Industries, Inc.                822,726
   374,378  Mueller Water Products, Inc.,
               Class A                            1,130,622
    22,754  Pall Corp.                              947,477
    47,504  Pentair, Inc.                         1,597,560
     6,805  Valmont Industries, Inc.                492,682



    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

            MACHINERY (CONTINUED)
    50,893  Watts Water Technologies, Inc.,    $  1,732,907
                                               ------------
                                                 16,855,960
                                               ------------
            METALS & MINING -- 1.9%
    30,965  AMCOL International Corp.               810,973
                                               ------------

            MULTI-UTILITIES -- 3.2%
    50,835  Veolia Environment, ADR               1,340,010
                                               ------------

            WATER UTILITIES -- 20.1%
    32,935  American States Water Co.             1,178,414
    79,125  American Water Works Co., Inc.        1,841,239
    93,280  Aqua America, Inc.                    1,902,912
    45,558  California Water Service Group        1,683,368
    40,665  Companhia de Saneamento Basico do
              Estado de Sao Paulo, ADR (b)        1,850,664
                                               ------------
                                                  8,456,597
                                               ------------


            TOTAL COMMON STOCKS -- 99.9%         42,055,336
             (Cost $42,813,851)

            MONEY MARKET FUND -- 0.1%
    49,357  Morgan Stanley Institutional
             Treasury Money Market Fund -
            0.07% (c)                                49,357
             (Cost $49,357)                    ------------

            TOTAL INVESTMENTS -- 100.0%          42,104,693
             (Cost $42,863,208) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (20,372)
                                               ------------
            NET ASSETS -- 100.0%               $ 42,084,321
                                               ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at September 30, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,383,301 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,141,816.

ADR - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND

September 30, 2010 (Unaudited)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*        $42,055,336      $ --           $ --
Money Market Fund          49,357        --             --
                    ------------------------------------------
TOTAL INVESTMENTS     $42,104,693      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.




                See Notes to Quarterly Portfolio of Investments

First Trust ISE-Revere Natural Gas Index Fund

Portfolio of Investments (a)
September 30, 2010 (Unaudited)


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

              COMMON STOCKS -- 99.9%
              GAS UTILITIES -- 3.3%
     642,534  Questar Corp.                    $   11,263,621
                                               --------------

              OIL, GAS & CONSUMABLE FUELS --
                 96.6%
     208,390  Anadarko Petroleum Corp.             11,888,649
     117,634  Apache Corp.                         11,499,900
     288,484  BP PLC, ADR                          11,876,886
     520,089  Chesapeake Energy Corp.              11,780,016
     162,098  Cimarex Energy Co.                   10,727,646
     527,553  Comstock Resources, Inc. (b)         11,864,667
     201,385  ConocoPhillips                       11,565,541
     176,330  Devon Energy Corp.                   11,415,604
     378,636  EnCana Corp.                         11,446,166
     119,587  EOG Resources, Inc.                  11,118,003
     766,218  EXCO Resources, Inc.                 11,393,662
     180,162  Exxon Mobil Corp.                    11,132,210
     380,334  Forest Oil Corp. (b)                 11,295,920
     202,606  Hess Corp.                           11,978,067
     471,797  Mariner Energy, Inc. (b)             11,431,641
     188,864  Murphy Oil Corp.                     11,694,459
     215,055  Newfield Exploration Co. (b)         12,352,759
     146,659  Noble Energy, Inc.                   11,012,624
   1,801,613  PetroQuest Energy, Inc. (b)          10,971,823
     843,602  Quicksilver Resources, Inc. (b)      10,629,385
     194,598  Royal Dutch Shell PLC, ADR           11,734,259
     283,296  SM Energy Co.                        10,612,268
     330,413  Southwestern Energy Co. (b)          11,049,011
     545,565  Statoilhydro ASA, ADR                11,445,954
     940,774  Stone Energy Corp. (b)               13,857,601
     335,132  Suncor Energy, Inc.                  10,908,547
     673,130  Talisman Energy, Inc.                11,773,044
     222,385  Total S.A., ADR                      11,475,066
     277,589  Ultra Petroleum Corp. (b)            11,653,186
                                               --------------
                                                  333,584,564
                                               --------------


              TOTAL COMMON STOCKS -- 99.9%        344,848,185
               (Cost $341,250,544)

              MONEY MARKET FUND -- 0.2%
     576,681  Morgan Stanley Institutional
               Treasury Money Market Fund -
               0.07% (c)                              576,681
              (Cost $576,681)                  --------------

              TOTAL INVESTMENTS -- 100.1%         345,424,866
               (Cost $341,827,225) (d)
              NET OTHER ASSETS AND
               LIABILITIES -- (0.1)%                 (288,515)
                                               --------------

              NET ASSETS -- 100.0%              $ 345,136,351
                                               ==============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c)    Represents annualized 7-day yield at September 30, 2010.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,506,471 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,908,830.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*       $344,848,185      $ --           $ --
Money Market Fund         576,681        --             --
                    ------------------------------------------
TOTAL INVESTMENTS    $345,424,866      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND

Portfolio of Investments (a)
September 30, 2010 (Unaudited)



    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AUTO COMPONENTS -- 0.5%
    48,552  China Automotive Systems, Inc.     $    741.875
              (b)                              ------------

            COMMERCIAL BANKS -- 15.6%
    60,061  HDFC Bank Ltd., ADR                  11,073,446
   238,796  ICICI Bank Ltd., ADR                 11,903,981
                                               ------------
                                                 22,977,427
                                               ------------
            COMMERCIAL SERVICES & SUPPLIES --
               0.6%
    69,186  Rino International Corp. (b)            965,145
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
             0.6%
     9,253  New Oriental Education &
              Technology Group, Inc., ADR (b)       902,908
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 2.7%
    17,800  China Telecom Corp., Ltd., ADR          974,016
   204,570  China Unicom (Hong Kong) Ltd.,
               ADR                                2,978,539
                                               ------------
                                                  3,952,555
                                               ------------
            ELECTRICAL EQUIPMENT -- 0.6%
    47,874  Harbin Electric, Inc. (b)               856,466
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES
              -- 0.6%
    27,999  Mindray Medical International
              Ltd., ADR                             827,930
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
            5.7%
   131,737  Ctrip.com International Ltd., ADR
              (b)                                 6,290,442
    21,919  Home Inns & Hotels Management,
               Inc., ADR (b)                      1,083,675
   207,225  Melco Crown Entertainment Ltd.,
               ADR (b)                            1,054,775
                                               ------------
                                                  8,428,892
                                               ------------
            INDEPENDENT POWER PRODUCERS &
              ENERGY TRADERS -- 0.6%
    38,925  Huaneng Power International,
               Inc., ADR                            963,783
                                               ------------

            INSURANCE -- 3.5%
    74,836  China Life Insurance Co., Ltd.,
               ADR                                4,451,246
    31,798  CNinsure, Inc., ADR                     743,119
                                               ------------
                                                  5,194,365
                                               ------------


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------




            INTERNET SOFTWARE & SERVICES --
              12.2%
   119,907  Baidu, Inc., ADR (b)               $ 12,304,856
    28,202  NetEase.com, Inc., ADR (b)            1,112,287
    67,398  SINA Corp. (b)                        3,408,991
    19,579  Sohu.com, Inc. (b)                    1,128,142
                                               ------------
                                                 17,954,276
                                               ------------
            IT SERVICES -- 13.1%
   146,982  Infosys Technologies Ltd., ADR        9,893,359
    97,148  Patni Computer Systems Ltd., ADR      1,777,808
   493,233  Styam Computer Services Ltd.,
               ADR (b)                            1,918,676
   403,061  Wipro Ltd., ADR                       5,828,262
                                               ------------

                                                 19,418,105
                                               ------------
            LIFE SCIENCES TOOLS & SERVICES --
              0.6%
    50,200  WuXi PharmaTech Cayman, Inc., ADR
               (b)                                  861,432
                                               ------------

            MACHINERY -- 5.0%
   289,698  Tata Motors Ltd., ADR                 7,390,196
                                               ------------

            MEDIA -- 0.9%
    52,535  Focus Media Holding Ltd., ADR (b)     1,276,601
                                               ------------

            METALS & MINING -- 4.4%
    42,918  Aluminum Corp. of China Ltd., ADR
               (b)                                1,021,877
   361,705  Sterlite Industries (India) Ltd.,
               ADR                                5,418,341
                                               ------------

                                                  6,440,218
                                               ------------
            OIL, GAS & CONSUMABLE FUELS --
               12.6%
    31,532  China Petroleum & Chemical Corp.,
               ADR                                2,783,645
    29,822  CNOOC Ltd., ADR                       5,794,415
    77,501  PetroChina Co., Ltd., ADR             9,022,666
    38,592  Yanzhou Coal Mining Co., Ltd.,
               ADR                                  940,487
                                               ------------
                                                 18,541,213
                                               ------------
            PHARMACEUTICALS -- 1.7%
    79,560  Dr. Reddy's Laboratories Ltd.,
               ADR                                2,563,423
                                               ------------

            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.8%
    59,868  E-House China Holdings Ltd., ADR      1,129,709
                                               ------------



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND

September 30, 2010 (Unaudited)


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------



            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 6.7%
   179,106  JA Solar Holdings Co., Ltd., ADR   $  1,671,059
   151,307  LDK Solar Co., Ltd., ADR (b)          1,555,436
   147,409  Renesola Ltd., ADR (b)                1,842,612
   105,785  Solarfun Power Holdings Co.,
               Ltd., ADR (b)                      1,391,073
    86,570  Suntech Power Holdings Co., Ltd.,
               ADR (b)                              834,535
    46,223  Trina Solar Ltd., ADR (b)             1,395,010
    83,536  Yingli Green Energy Holding Co.,
               Ltd., ADR (b)                      1,156,138
                                               ------------
                                                  9,845,863
                                               ------------
            SOFTWARE -- 4.9%
    42,241  AsiaInfo Holdings, Inc. (b)             833,415
    29,251  Changyou.com Ltd., ADR (b)              804,403
   119,653  Giant Interactive Group, Inc.,
               ADR                                  768,172
    27,323  Longtop Financial Technologies
               Ltd., ADR (b)                      1,075,160
    33,473  Perfect World Co., Ltd., ADR (b)        858,917
   162,793  Shanda Games Ltd., ADR (b)              872,571
    20,148  Shanda Interactive Entertainment
               Ltd., ADR (b)                        788,794
    39,791  VanceInfo Technologies, Inc., ADR
               (b)                                1,286,841
                                               ------------
                                                  7,288,273
                                               ------------
            WIRELESS TELECOMMUNICATION
              SERVICES -- 6.0%
   174,668  China Mobile Ltd., ADR                8,930,775
                                               ------------


            TOTAL INVESTMENTS -- 99.9%          147,451,430
             (Cost $125,140,290) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                    220,920
                                               ------------

            NET ASSETS -- 100.0%               $147,672,350
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)    Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $29,483,035 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,171,895.

ADR - American Depositary Receipt



----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*       $147,451,430      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

Portfolio of Investments (a)
September 30, 2010 (Unaudited)



    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AIRLINES -- 1.1%
    12,380  Alaska Air Group, Inc. (b)         $    631,751
                                               ------------

            AUTO COMPONENTS -- 3.1%
    62,280  Amerigon, Inc. (b)                      641,484
     9,506  Autoliv, Inc.                           621,027
     7,460  Magna International, Inc.               613,660
                                               ------------
                                                  1,876,171
                                               ------------
            BEVERAGES -- 0.9%
     8,408  Boston Beer (The) Co., Inc., Class
               A (b)                                562,243
                                               ------------

            BIOTECHNOLOGY -- 1.0%
    25,413  Martek Biosciences Corp. (b)            575,096
                                               ------------

            CHEMICALS -- 2.9%
    13,294  Albemarle Corp.                         622,292
     5,484  Lubrizol (The) Corp.                    581,139
    17,417  Quaker Chemical Corp.                   567,098
                                               ------------
                                                  1,770,529
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
              1.0%
     8,414  Stericycle, Inc. (b)                    584,605
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 3.9%
    15,125  Acme Packet, Inc. (b)                   573,843
    16,935  ADTRAN, Inc.                            597,805
     5,618  F5 Networks, Inc. (b)                   583,205
    77,481  SeaChange International, Inc. (b)       574,134
                                               ------------
                                                  2,328,987
                                               ------------

            COMPUTERS & PERIPHERALS -- 3.9%
     2,073  Apple, Inc. (b)                         588,214
    13,826  Lexmark International, Inc., Class
               A (b) 616,916

    11,822  NetApp, Inc. (b)                        588,617
    15,533  SanDisk Corp. (b)                       569,285
                                               ------------
                                                  2,363,032
                                               ------------

            CONSUMER FINANCE -- 1.1%
    22,986  First Cash Financial Services,
               Inc. (b)                             637,861
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               0.9%
     5,351  New Oriental Education &
               Technology Group, Inc., ADR (b)      522,151
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.9%
    17,983  BCE, Inc.                               584,447
    31,256  tw telecom, Inc. (b)                    580,424
                                               ------------
                                                  1,164,871
                                               ------------


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 5.8%
    25,736  Cognex Corp.                       $    690,240
    14,730  Coherent, Inc. (b)                      589,347
    13,127  Hitachi Ltd., ADR                       574,700
    48,100  Keithley Instruments, Inc.            1,034,631
    64,539  Power-One, Inc. (b)                     586,659
                                               ------------
                                                  3,475,577
                                               ------------

            FOOD & STAPLES RETAILING -- 1.9%
    20,196  PriceSmart, Inc.                        588,309
    16,433  United Natural Foods, Inc. (b)          544,590
                                               ------------
                                                  1,132,899
                                               ------------
            FOOD PRODUCTS -- 1.8%
    14,182  Diamond Foods, Inc.                     581,320
    16,355  Green Mountain Coffee Roasters,
               Inc. (b)                             510,113
                                               ------------
                                                  1,091,433
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
            4.1%
    12,625  Cooper (The) Cos., Inc.                 583,528
    10,782  Edwards Lifesciences Corp. (b)          722,933
    16,553  Hill-Rom Holdings, Inc.                 594,087
    17,711  ResMed, Inc. (b)                        581,098
                                               ------------
                                                  2,481,646
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               5.8%
    21,735  BJ's Restaurants, Inc. (b)              612,058
     3,452  Chipotle Mexican Grill, Inc. (b)        593,744
    41,564  Domino's Pizza, Inc. (b)                549,476
     6,655  Panera Bread Co., Class A (b)           589,700
    15,890  Tim Hortons, Inc.                       578,555
    12,609  Yum! Brands, Inc.                       580,770
                                               ------------
                                                  3,504,303
                                               ------------

            INTERNET & CATALOG RETAIL -- 2.1%
     4,114  Netflix, Inc. (b)                       667,126
     1,690  priceline.com, Inc. (b)                 588,695
                                               ------------
                                                  1,255,821
                                               ------------

            INTERNET SOFTWARE & SERVICES --
            6,534  Baidu, Inc., ADR (b)             670,519
                                               ------------

            IT SERVICES -- 1.0%
     9,150  Cognizant Technology Solutions
               Corp., Class A (b)                   589,900
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
               1.0%
    12,942  Hasbro, Inc.                            576,048
                                               ------------



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

September 30, 2010 (Unaudited)


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------


            COMMON STOCKS (CONTINUED)
            LIFE SCIENCES TOOLS & SERVICES
               -- 2.9%
    11,917  Illumina, Inc. (b)                 $    586,316
     4,756  Mettler-Toledo International, Inc.
               (b)                                  591,837
    25,370  PAREXEL International Corp. (b)         586,808
                                               ------------
                                                  1,764,961
                                               ------------

            MACHINERY -- 0.9%
     7,979  Deere & Co.                             556,775
                                               ------------

            MEDIA -- 2.0%
    14,118  DIRECTV, Class A (b)                    587,732
    17,350  Valassis Communications, Inc. (b)       587,992
                                               ------------
                                                  1,175,724
                                               ------------

            METALS & MINING -- 1.0%
    23,408  Silver Wheaton Corp. (b)                623,823
                                               ------------

            MULTILINE RETAIL -- 2.0%
    31,901  99 Cents Only Stores (b)                602,291
    12,114  Dollar Tree, Inc. (b)                   590,678
                                               ------------
                                                  1,192,969
                                               ------------

            PERSONAL PRODUCTS -- 2.1%
    18,538  Alberto-Culver Co.                      697,956
     9,775  Herbalife Ltd.                          589,921
                                               ------------
                                                  1,287,877
                                               ------------

            PHARMACEUTICALS -- 3.9%
    40,144  Medicines (The) Co. (b)                 570,045
    19,675  Medicis Pharmaceutical Corp.,
               Class A                              583,364
     6,222  Novo Nordisk A/S, ADR                   612,493
     9,304  Perrigo Co.                             597,503
                                               ------------
                                                  2,363,405
                                               ------------

            ROAD & RAIL -- 2.9%
     9,093  Canadian National Railway Co.           582,134
    13,680  Genesee & Wyoming, Inc., Class A
               (b)                                  593,575
     7,274  Union Pacific Corp.                     595,013
                                               ------------
                                                  1,770,722
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 14.2%
    42,466  Advanced Energy Industries, Inc.
               (b)                                  554,606
    20,392  Altera Corp.                            615,023
    81,007  Atmel Corp. (b)                         644,816
    17,428  Broadcom Corp., Class A                 616,777
    35,942  Cirrus Logic, Inc. (b)                  641,205
   210,503  FSI International, Inc. (b)             559,938
   130,222  Lattice Semiconductor Corp. (b)         618,555
    58,149  Micrel, Inc.                            573,349
    30,557  MKS Instruments, Inc. (b)               549,415



    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
    22,825  Novellus Systems, Inc. (b)         $    606,688
    27,755  Omnivision Technologies, Inc. (b)       639,475
    56,309  Teradyne, Inc. (b)                      627,282
    76,273  TriQuint Semiconductor, Inc. (b)        732,221
    22,416  Xilinx, Inc.                            596,490
                                               ------------
                                                  8,575,840
                                               ------------

            SOFTWARE -- 4.1%
    12,902  Intuit, Inc. (b)                        565,236
    14,342  MICROS Systems, Inc. (b)                607,097
    12,649  Rovi Corp. (b)                          637,636
    36,097  TIBCO Software, Inc. (b)                640,361
                                               ------------
                                                  2,450,330
                                               ------------

            SPECIALTY RETAIL -- 9.8%
     9,927  Advance Auto Parts, Inc.                582,516
     2,668  AutoZone, Inc. (b)                      610,732
    11,925  Children's Place Retail Stores
               (The), Inc. (b)                      581,582
    13,894  Jos. A. Bank Clothiers, Inc. (b)        592,023
    11,153  O'Reilly Automotive, Inc. (b)           593,340
    16,614  PetSmart, Inc.                          581,490
    70,505  Pier 1 Imports, Inc. (b)                577,436
    53,440  Sally Beauty Holdings, Inc. (b)         598,528
    15,187  Tractor Supply Co.                      602,317
    20,775  Ulta Salon Cosmetics & Fragrance,
               Inc. (b)                             606,630
                                               ------------
                                                  5,926,594
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               4.9%
    11,911  Deckers Outdoor Corp. (b)               595,074
    11,202  Fossil, Inc. (b)                        602,556
    20,203  Gildan Activewear, Inc. (b)             567,502
    13,203  Lululemon Athletica, Inc. (b)           590,438
    14,820  Steven Madden, Ltd. (b)                 608,509
                                               ------------
                                                  2,964,079
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 3.0%
    11,730  American Tower Corp., Class A (b)       601,280
    59,383  MetroPCS Communications, Inc. (b)       621,146
    26,313  Syniverse Holdings, Inc. (b)            596,516
                                               ------------
                                                  1,818,942
                                               ------------


            TOTAL INVESTMENTS -- 100.0%          60,267,484
             (Cost $50,936,269) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     (9,366)
                                               ------------

            NET ASSETS -- 100.0%               $ 60,258,118
                                               ============




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

September 30, 2010 (Unaudited)


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)        Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,091,741 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $760,526.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*      $60,267,484      $ --          $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

Portfolio of Investments (a)
September 30, 2010 (Unaudited)


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------


           COMMON STOCKS -- 99.8%
           COMMERCIAL BANKS -- 77.2%
    2,322  1st Source Corp.                    $     40,310

    2,260  Ameris Bancorp (b)                        21,131
    1,079  Arrow Financial Corp.                     27,061
   16,545  Associated Banc-Corp.                    218,229
    1,469  BancFirst Corp.                           59,436
    2,504  Bancorp (The), Inc. (b)                   16,752
    1,622  Bank of the Ozarks, Inc.                  60,160
    6,512  BOK Financial Corp.                      293,887
    7,272  Boston Private Financial Holdings,
              Inc.                                   47,559
    1,633  Capital City Bank Group, Inc.             19,825
    2,751  Cardinal Financial Corp.                  26,437
    7,510  Cathay General Bancorp                    89,294
    3,816  Center Financial Corp. (b)                19,423
    2,870  Centerstate Banks, Inc.                   24,625
    2,624  Chemical Financial Corp.                  54,159
   37,972  Citizens Republic Bancorp, Inc. (b)       34,217
    1,491  City Holding Co.                          45,729
    3,522  CoBiz Financial, Inc.                     19,582
    3,761  Columbia Banking System, Inc.             73,904
    7,975  Commerce Bancshares, Inc.                299,780
    1,458  Community Trust Bancorp, Inc.             39,497
   10,180  CVB Financial Corp.                       76,452
    2,022  Danvers Bancorp, Inc.                     30,997
    1,880  Eagle Bancorp, Inc. (b)                   21,582
   14,154  East West Bancorp, Inc.                  230,427
    1,605  First Bancorp.                            21,860
    6,347  First Busey Corp.                         28,879
      838  First Citizens BancShares, Inc.,
              Class A                               155,256
    1,703  First Community Bancshares, Inc.          21,969
    5,553  First Financial Bancorp                   92,624
    1,994  First Financial Bankshares, Inc.          93,698
    1,254  First Financial Corp.                     36,993
    2,444  First Merchants Corp.                     18,648
    7,083  First Midwest Bancorp, Inc.               81,667
   10,405  FirstMerit Corp.                         190,620
   19,014  Fulton Financial Corp.                   172,267
    6,879  Glacier Bancorp, Inc.                    100,433
    1,285  Great Southern Bancorp, Inc.              27,974
    3,527  Hancock Holding Co.                      106,057
    2,719  Home Bancshares, Inc.                     55,250
    1,533  Hudson Valley Holding Corp.               29,924
    2,569  IBERIABANK Corp.                         128,399
    2,028  Independent Bank Corp.                    45,671
    6,492  International Bancshares Corp.           109,650
   10,989  Investors Bancorp, Inc. (b)              130,110
    2,299  Lakeland Bancorp, Inc.                    19,381
    1,543  Lakeland Financial Corp.                  28,792
    5,161  MB Financial, Inc.                        83,711
    3,630  Nara Bancorp, Inc. (b)                    25,628




    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------


           COMMERCIAL BANKS (CONTINUED)
   12,061  National Penn Bancshares, Inc.
                                                 $   75,381
    3,299  NBT Bancorp, Inc.                         72,809
    3,380  PacWest Bancorp                           64,423
    3,198  Pinnacle Financial Partners, Inc.
              (b)                                    29,390
   97,819  Popular, Inc. (b)                        283,675
    6,829  PrivateBancorp, Inc.                      77,782
    4,460  Prosperity Bancshares, Inc.              144,816
    2,395  Renasant Corp.                            36,428
    1,779  Republic Bancorp, Inc., Class A           37,590
    2,661  S&T Bancorp, Inc.                         46,355
    1,311  S.Y. Bancorp, Inc.                        32,539
    2,296  Sandy Spring Bancorp, Inc.                35,588
    1,222  SCBT Financial Corp.                      38,114
    3,922  Signature Bank (b)                       152,330
    1,648  Simmons First National Corp., Class A     46,589
    1,515  Southside Bancshares, Inc.                28,618
    1,855  Southwest Bancorp, Inc.                   24,059
    2,190  StellarOne Corp.                          27,857
    9,749  Sterling Bancshares, Inc.                 52,352
      924  Suffolk Bancorp                           23,396
   12,406  Susquehanna Bancshares, Inc.             104,707
    4,012  SVB Financial Group (b)                  169,788
    3,518  Texas Capital Bancshares, Inc. (b)        60,756
    2,761  TowneBank                                 41,305
    1,517  TriCo Bancshares                          23,316
    6,111  Trustmark Corp.                          132,853
    3,871  UMB Financial Corp.                      137,459
   10,954  Umpqua Holdings Corp.                    124,218
    2,480  Union First Market Bankshares Corp.       32,389
    4,169  United Bankshares, Inc.                  103,766
    9,022  United Community Banks, Inc. (b)          20,209
    1,590  Univest Corp. of Pennsylvania             27,761
    1,464  Washington Banking Co.                    20,291
    1,543  Washington Trust Bancorp, Inc.            29,502
    2,543  WesBanco, Inc.                            41,553
    9,222  West Coast Bancorp (b)                    21,026
    2,787  Westamerica Bancorporation               151,864
    9,243  Whitney Holding Corp.                     75,515
    2,820  Wilshire Bancorp, Inc.                    18,443
    2,976  Wintrust Financial Corp.                  96,452
   16,580  Zions Bancorporation                     354,149
                                               ------------
                                                  6,813,329
                                               ------------
           IT SERVICES -- 0.4%
      899  Cass Information Systems, Inc.            30,845
                                               ------------

           THRIFTS & MORTGAGE FINANCE -- 22.2%
    4,372  Bank Mutual Corp.                         22,691
    7,787  Beneficial Mutual Bancorp, Inc. (b)       69,849
    1,342  Berkshire Hills Bancorp, Inc.             25,444



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

September 30, 2010 (Unaudited)


    SHARES  DESCRIPTION                               VALUE
-----------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           THRIFTS & MORTGAGE FINANCE
             (CONTINUED)
    5,647  Brookline Bancorp, Inc.               $   56,357
    7,077  Capitol Federal Financial                174,802
    3,304  Dime Community Bancshares, Inc.           45,760
    1,581  First Financial Holdings, Inc.            17,612
   19,992  First Niagara Financial Group, Inc.      232,907
    2,988  Flushing Financial Corp.                  34,541
    1,596  Home Federal Bancorp, Inc.                19,423
   10,596  Northwest Bancshares, Inc.               118,569
    1,800  OceanFirst Financial Corp.                22,086
    5,376  Oritani Financial Corp.                   53,653
   35,475  People's United Financial, Inc.          464,368
    3,694  Provident New York Bancorp                30,993
    1,170  Territorial Bancorp, Inc.                 19,691
   29,490  TFS Financial Corp.                      271,013
    7,365  TrustCo Bank Corp. NY                     40,949
    1,560  United Financial Bancorp, Inc.            21,076
   10,758  Washington Federal, Inc.                 164,167
    2,818  Westfield Financial, Inc.                 21,981
      812  WSFS Financial Corp.                      30,458
                                               ------------
                                                  1,958,390
                                               ------------

           TOTAL INVESTMENTS -- 99.8%             8,802,564
            (Cost $8,889,687) (c)
           NET OTHER ASSETS AND
            LIABILITIES -- 0.2%                      21,865
                                               ------------
           NET ASSETS -- 100.0%                $  8,824,429
                                               ============



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b)        Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $488,271 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $575,394.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*      $8,802,564       $ --          $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND

Notes to Quarterly Portfolio of Investments
September 30, 2010 (Unaudited)

                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company that currently consists of eighteen exchange-traded funds (each a "Fund" and collectively, the "Funds") as follows:

First Trust Dow Jones Select MicroCap Index(SM) Fund
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
First Trust US IPO Index Fund
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
First Trust NASDAQ-100-Technology Sector Index(SM) Fund
First Trust NYSE Arca Biotechnology Index Fund
First Trust Dow Jones Internet Index(SM) Fund
First Trust Strategic Value Index Fund
First Trust Value Line(R) Equity Allocation Index Fund
First Trust Value Line(R) Dividend Index Fund
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund
First Trust S&P REIT Index Fund
First Trust ISE Water Index Fund
First Trust ISE-Revere Natural Gas Index Fund
First Trust ISE Chindia Index Fund
First Trust Value Line(R) 100 Exchange-Traded Fund
First Trust NASDAQ(R) ABA Community Bank Index Fund

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. ("NASDAQ(R)") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ(R) or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ(R) or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ(R) or the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board of Trustees and is in accordance with the provisions of the 1940 Act. These securities generally include, but are not

FIRST TRUST EXCHANGE-TRADED FUND

September 30, 2010 (Unaudited)

limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or that makes it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between the Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

       o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

       o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          o Quoted prices for similar securities in active markets. o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

       o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of September 30, 2010, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST EXCHANGE-TRADED FUND

September 30, 2010 (Unaudited)

                              2. SUBSEQUENT EVENT

On October 12, 2010, First Trust Advisors ("FTA") announced that James A. Bowen, its President, acquired 100% of the voting stock of The Charger Corporation, the general partner of FTA (the "Transaction"). FTA is a limited partnership with one limited partner and one general partner (The Charger Corporation). The Transaction is not expected to impact the day-to-day operations of any of the Funds or FTA. The consummation of the Transaction is deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreement and distribution agreement for each Fund and resulted in the automatic termination of the agreements. In addition, the expense reimbursement, fee waiver and recovery agreement terminated pursuant to its terms upon the termination of the investment management agreement.

The Trust's Board of Trustees has approved an interim investment management agreement with FTA which was entered into effective upon the closing of the Transaction and will be in effect for a maximum period of 150 days. A new investment management agreement with FTA has been approved by the Board of Trustees of the Trust and will be submitted to shareholders of each Fund as of the record date (September 30, 2010) for approval and will take effect upon such shareholder approval. A special shareholder meeting of each Fund to vote on a proposal to approve the new investment management is expected to be held on December 6, 2010. The Trust's Board of Trustees also approved a new Distribution Agreement and expense reimbursement, fee waiver and recovery agreement for each Fund which were entered into effective upon the closing of the Transaction.

ADDITIONAL INFORMATION

First Trust Exchange-Traded Fund
September 30, 2010 (Unaudited)

                             Licensing Information

Dow Jones, Dow Jones Internet Composite Index(SM) and Dow Jones Select
MicroCap Index(SM) are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME") and have been licensed for use. "Dow Jones(R)", "Dow Jones Internet Composite Index(SM)", "Dow Jones Select MicroCap Index(SM)" and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME and have been sublicensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Dow Jones Select MicroCap Index(SM) Fund, based on the Dow Jones Select MicroCap Index(SM) and the First Trust Dow Jones Internet Index(SM) Fund, based on the Dow Jones Internet Composite Index(SM), are not sponsored, endorsed, sold or promoted by CME, Dow Jones or their respective affiliates, and CME, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in such Funds.

Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

The Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX(R)'s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX(R) and of the U.S. IPOX(R) 100 Index, which is determined, composed and calculated by IPOX(R) without regard to First Trust or the Fund. IPOX(R) IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX(R) SCHUSTER LLC AND IPOX(R) SCHUSTER, IPOX(R)-100 AND IPOX(R)-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX(R) SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX(R) SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A PATENT WITH RESPECT TO THE IPOX(R) INDEX METHODOLOGY HAS BEEN ISSUED (U.S. PAT. NO. 7,698,197).

NASDAQ(R) , NASDAQ-100(R), NASDAQ-100 Index(R), NASDAQ-100 Technology Sector Index(SM), NASDAQ-100 Equal-Weighted Index(SM), and NASDAQ-100 Ex-Tech Sector Index(SM), are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") or its affiliates (NASDAQ OMX with its affiliates are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in anyway as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), Clean Edge(R) or their affiliates (NASDAQ OMX and Clean Edge(R), collectively with their affiliates, are referred to herein as the "Corporations"). The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX(R) ABA Community Bank IndexSM are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), American Bankers Association ("ABA") or their affiliates (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The NYSE Arca Biotechnology Index(SM) is a trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Advisors L.P. The Fund is not sponsored or endorsed by the NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

"Credit Suisse," "HOLT" and "Credit Suisse U.S. Value Index, Powered by HOLT(TM)," are trademarks of Credit Suisse Group AG, Credit Suisse Securities
(USA) LLC or one of their affiliates (collectively, "Credit Suisse"), and have been licensed for use for certain purposes by First Trust. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE, AND CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN THE FUND. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE, AND CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING

First Trust Exchange-Traded Fund
September 30, 2010 (Unaudited)

IN THE FUND, SUCH PRODUCT(S) OR IN SECURITIES GENERALLY, THE RESULTS TO BE OBTAINED FROM THE USE OF THE CREDIT SUISSE U.S. VALUE INDEX, POWERED BY HOLT(TM), THE FIGURE AT WHICH THE SAID INDEX STANDS AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE U.S. VALUE INDEX, POWERED BY HOLT(TM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE OR [THE CALCULATION AGENT] HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CREDIT SUISSE AND FIRST TRUST.

"Value Line(R)", "Value Line(R) Equity Allocation Index(TM)", "Value Line(R) Dividend Index(TM)" and "Value Line(R) 100 Index(TM)" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust Advisors L.P. on behalf of the Funds. The First Trust Value Line(R) Equity Allocation Index Fund, based on the Value Line(R) Equity Allocation Index(TM), the First Trust Value Line(R) Dividend Index Fund, based on the Value Line(R) Dividend Index(TM) and the First Trust Value Line(R) 100 Exchange-Traded Fund, based on the Value Line(R) 100 Index(TM), are not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Funds.

Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by First Trust Advisors L.P. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund.

"International Securities Exchange(TM)", "ISE(TM)", "ISE Water Index(TM)", "ISE ChIndia Index(TM)" and the "ISE-REVERE Natural Gas Index(TM)" are trademarks of International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust Advisors L.P. Each Fund, based on its corresponding index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such Funds.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Exchange-Traded Fund
              --------------------------------

By (Signature and Title)*   /s/ James A. Bowen
                            -------------------------------------------
                            James A. Bowen, Chairman of the Board,
                            President and Chief Executive Officer
                            (principal executive officer)

Date: November 23, 2010
      ------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James A. Bowen
                            -------------------------------------------
                            James A. Bowen, Chairman of the Board,
                            President and Chief Executive Officer
                            (principal executive officer)


Date: November 23, 2010
      -----------------------------



By (Signature and Title)*   /s/ Mark R. Bradley
                            ------------------------------------------
                            Mark R. Bradley, Treasurer, Controller,
                            Chief Financial Officer and
                            Chief Accounting Officer
                            (principal financial officer)


Date: November 23, 2010
      ----------------------------


* Print the name and title of each signing officer under his or her signature.